              D O D G E & C O X                        D O D G E & C O X
              -----------------                        -----------------
                 Stock Fund
                                                           Stock Fund
                                                        Established 1965
             Investment Manager
                Dodge & Cox
             One Sansome Street
                35th Floor
         San Francisco, California
                94104-4443

              (415) 981-1710

     For Fund literature and account
      information, please visit the
           Funds' web site at:

           www.dodgeandcox.com

            or write or call:

            Dodge & Cox Funds
    c/o Boston Financial Data Services
              P.O. Box 9051
     Boston, Massachusetts 02205-9051

             (800) 621-3979

            -----------------
                                                        Semi-Annual Report
  This report is submitted for the general                June 30, 2000
information of the shareholders of the Fund.
The report is not authorized for distribution           -----------------
to prospective investors in the Fund unless             -----------------
 it is accompanied by a current prospectus.             -----------------

            -----------------

6/00 SF SAR Printed on recycled paper

                               D O D G E & C O X
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                                   Stock Fund

To Our Shareholders
--------------------------------------------------------------------------------

The Dodge & Cox Stock Fund had a total return of -2.2% in the second quarter of 2000, versus -2.7% for the Standard & Poor's 500 Index (S&P 500). For the first half of 2000, the Fund had a total return of -2.0% compared to -0.4% for the S&P 500. Longer-term results appear on page three of this report. As of June 30, 2000, the Fund's $4.6 billion in assets were invested 92% in stocks and 8% in cash equivalents.

First Half 2000 Performance Review

The U.S. equity markets remained volatile during the first half of 2000, with an investment "tug of war" going on between the so-called "Old Economy" companies (established producers of goods and services) and "New Economy" companies (largely technology and internet firms). As the valuation gap between these two segments of the market remains historically wide, we continue to believe the most attractive investment prospects are in the "Old Economy," low-valuation segment.

Returns of the S&P 500 are now largely determined by the performance of stocks in the technology sector, since these stocks represent about 30% of the market value of all companies in the Index. The Dodge & Cox Stock Fund is positioned quite differently, holding 8% of its portfolio in technology companies. Consequently, this differential is important in explaining the variance between the Fund's returns and the Index's returns in a given period. The Fund's lower weighting in technology was a drag on relative performance in the first quarter of 2000, when the technology sector was strong, and was beneficial to relative results in the second quarter, as many technology stocks were weak. The Fund's lack of exposure to another weak performing sector, telecom services, was a positive during the first half. On other fronts, energy holdings were a major positive contributor to the Fund's first half results, while returns for industrial commodities, retail and consumer durables stocks in the Fund were mostly negative.

Investment Approach & Strategy

As shareholders and readers of our past letters know, Dodge & Cox relies on fundamental research, coupled with a price discipline, to select investments for the Fund. Our long-term investment horizon is also key, as we look for companies with durable business franchises and growing earnings over time. We like to invest when we believe a company has a good potential of reporting profits higher than the consensus expectations over a three to four-year time frame.

In terms of the current popular label, our investments primarily reside in the "Old Economy." Of course, there is actually only one economy. Furthermore, we believe other investors may be overlooking the fact that many "Old Economy" companies are actively implementing new technology tools to benefit their basic businesses. For example, the five leading companies supplying internet banking services (measured by online customer accounts) are not new entrants, but traditional banks. One of the Fund's investments, Wells Fargo, has long been recognized as a technological leader in the banking industry, dating back to its early use of ATMs. Wells Fargo's efforts in online banking should improve customer service and future profitability. We also believe that the company's capable management team will continue to successfully guide Wells Fargo in a rapidly evolving market environment. We use Wells Fargo (and later, Dow Chemical) to illustrate our investment approach, not because we believe they are more attractive than the Fund's other holdings.

As valuations have declined in the finance sector this year, we have added several new stocks to the Fund's portfolio, including Wachovia, a regional bank, and MBIA, a specialty insurer of fixed-income securities. Both of these companies trade at less than twelve times their estimated 2000 earnings.

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                                       1
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                               D O D G E & C O X
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                                   Stock Fund

Finding Unconventional Growth

Because we have steered away from the high-valuation, "growth" areas of the market such as technology, telecom and pharmaceutical/biotech sectors, does that mean there is little growth to be had from the low-valuation companies? We don't think so. We are confident that the 83 companies held in the Fund have strong prospects, offering the opportunity for long-term earnings growth. One example would be Dow Chemical. As the result of cost cutting and asset restructuring--through divestitures as well as acquisitions, such as the one pending for Union Carbide--we believe that Dow is creating a less cyclical chemicals business. Dow's management believes that sales can almost double over the next decade, while profits have the potential to grow faster. Macroeconomic factors should also help Dow. Earnings for energy and other industrial commodities producers have been improving, following the Asian economic turmoil in 1997-98. Significant industry consolidation in the past few years and an improving outlook for global demand contributes to our positive view. In a still difficult commodity price environment, we believe Dow's stock is attractively valued at about 12 times estimated year 2000 earnings.

Reinforcing our view of investment value in the industrial commodities and energy sectors, one of our paper industry holdings, Champion International, was acquired by International Paper at a favorable price during the second quarter. Another holding in the Fund, Union Pacific Resources, agreed to be acquired at a substantial premium by Anadarko Petroleum. During the first half of the year, we established new positions in two new industrial companies: Air Products & Chemicals and Engelhard.

Low Valuations in the Fund

Ironically, although we remain cautious about the general outlook for the broad equity market, we believe we are uncovering many attractive investment opportunities. In our opinion, the market has priced the "New Economy" companies at overly optimistic valuations, while at the same time overlooked many profitable and growing companies simply because they reside in the so-called "Old Economy." We believe that the substantial divergence in valuations between these two areas of the market will ultimately prove to be an excellent opportunity for value-oriented investors like Dodge & Cox. For instance, the average price-to-earnings (P/E) ratio of the Fund's holdings is now about 12 times estimated year 2000 earnings (close to the lowest it has been in a decade), compared to 24 times for the S&P 500.

As always, we welcome your thoughts and questions, and appreciate your confidence in our firm as a shareholder of the Dodge & Cox Stock Fund.

For the Board of Trustees,

/s/ Harry R. Hagey                /s/ John A. Gunn
-----------------------------     ----------------------------
Harry R. Hagey, Chairman          John A. Gunn, President

July 31, 2000

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                                       2
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                               D O D G E & C O X
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                                   Stock Fund

Objective The Fund seeks long-term growth of principal and income. A secondary objective is to achieve a reasonable current income.

Strategy The Fund invests primarily in a broadly diversified and carefully selected portfolio of common stocks. In selecting investments, the Fund invests in companies that, in Dodge & Cox's opinion, appear to be temporarily undervalued by the stock market but have a favorable outlook for long-term growth. The Fund focuses on the underlying financial condition and prospects of individual companies, including future earnings, cash flow and dividends. Companies are also selected with an emphasis on financial strength and sound economic condition.

Ten Years of Investment Performance                        through June 30, 2000
--------------------------------------------------------------------------------

                        [PERFORMANCE GRAPH APPEARS HERE]

                                                       DODGE & COX
                                   S & P 500           STOCK FUND
                                   ---------           -----------
                  7/1/1990           $10,000             $10,000
                 6/30/1991           $10,739             $10,446
                 6/30/1992           $12,179             $11,535
                 6/30/1993           $13,839             $14,061
                 6/30/1994           $14,035             $14,716
                 6/30/1995           $17,691             $18,423
                 6/30/1996           $22,288             $22,658
                 6/30/1997           $30,013             $29,858
                 6/30/1998           $38,202             $36,100
                 6/30/1999           $47,951             $41,647
                 6/30/2000           $51,440             $40,253

Average annual total return for periods ended June 30, 2000            1 Year    5 Years   10 Years   20 Years
--------------------------------------------------------------------------------------------------------------
Dodge & Cox Stock Fund                                                 -3.35%    16.92%     14.94%     16.59%
S&P 500                                                                7.28      23.80      17.80      17.34

The chart covers the period from July 1, 1990 to June 30, 2000. It compares a $10,000 investment made in the Dodge & Cox Stock Fund to a $10,000 investment made in the S&P 500. The S&P 500 is a widely recognized, unmanaged index of common stock prices. The Fund's total returns include the reinvestment of dividend and capital gain distributions. Index returns include dividends and, unlike Fund returns, do not reflect fees and expenses. Past performance does not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or a loss when shares are sold.

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                                       3
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                               D O D G E & C O X
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                                   Stock Fund

Fund Information                                                   June 30, 2000
--------------------------------------------------------------------------------

General Information
--------------------------------------------------------------------------------
Net Asset Value Per Share                                               $ 92.85
Total Net Assets (millions)                                             $ 4,628
1999 Expense Ratio                                                         0.55%
1999 Portfolio Turnover                                                      18%
30-Day SEC Yield/1/                                                        2.25%
Fund Inception Date                                                        1965

Investment Manager: Dodge & Cox, San Francisco.
Managed by the Investment Policy Committee, whose eight members' average tenure at Dodge & Cox is 22 years.

Asset Allocation
--------------------------------------------------------------------------------
                           [PIE CHART APPEARS HERE]
Short-Term Investments:                                                     7.9%
Stocks:                                                                    92.1%

Stock Characteristics
--------------------------------------------------------------------------------
Number of Stocks                                                              83
Median Market Capitalization                                        $8.1 billion
Price-to-Earnings Ratio/2/                                                 13.7x
Price-to-Book Value                                                         1.9x
Foreign Stocks/3/ (as percentage of Fund)                                   9.1%

Ten Largest Sectors                                                    % of Fund
--------------------------------------------------------------------------------
Energy                                                                      12.2
Banking                                                                      8.7
Healthcare & Pharmaceutical                                                  8.1
Electronics & Computer                                                       7.4
Transportation                                                               6.0
Retail & Distribution                                                        5.8
General Industrial                                                           5.7
Insurance & Financial Services                                               5.6
Chemicals                                                                    5.6
Consumer Durables                                                            5.4

Ten Largest Stock Holdings                                             % of Fund
--------------------------------------------------------------------------------
News Corp. Ltd. ADR                                                          2.7
Golden West Financial                                                        2.6
Pharmacia                                                                    2.4
Bank One                                                                     2.3
Union Pacific                                                                2.2
FedEx                                                                        2.2
Alcoa                                                                        2.0
Bausch & Lomb                                                                1.9
Dow Chemical                                                                 1.9
Phillips Petroleum                                                           1.8

/1/An annualization of the Fund's total net investment income per share for the
   30-day period ended on the last day of the month.
/2/Price-to-earnings ratio is calculated using trailing 12-month earnings and excludes extraordinary items.
/3/All U.S. dollar-denominated.

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                                       4
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                               D O D G E & C O X
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                                   Stock Fund

           Portfolio of Investments                                       June 30, 2000
           ----------------------------------------------------------------------------
           SHARES                                                          MARKET VALUE
COMMON     CONSUMER: 24.9%
STOCKS:    HEALTHCARE AND PHARMACEUTICAL: 8.1%
89.4%      2,106,300         Pharmacia Corp. ..........................   $ 108,869,381
           1,153,000         Bausch & Lomb, Inc. ......................      89,213,375
           1,565,000         Becton, Dickinson & Co. ..................      44,895,938
             523,900         WellPoint Health Networks, Inc.+..........      37,950,006
           1,030,000         HCA-The Healthcare Company................      31,286,250
             405,000         Cardinal Health, Inc. ....................      29,970,000
             910,000         First Health Group Corp.+.................      29,859,375
                                                                          -------------
                                                                            372,044,325
           RETAIL AND DISTRIBUTION: 5.8%
           3,812,750         Genuine Parts Co. ........................      76,255,000
           9,068,000         Kmart Corp.+..............................      61,775,750
           2,403,000         Nordstrom, Inc. ..........................      57,972,375
           2,155,000         May Department Stores Co. ................      51,720,000
           1,480,000         Dillard's, Inc. Class A...................      18,130,000
                                                                          -------------
                                                                            265,853,125
           CONSUMER DURABLES: 5.4%
           1,461,300         Whirlpool Corp. ..........................      68,133,113
             773,765         General Motors Corp. .....................      44,926,730
           1,030,000         Ford Motor Co. ...........................      44,290,000
           1,830,000         Dana Corp. ...............................      38,773,125
           2,530,500         Delphi Automotive Systems Corp. ..........      36,850,406
             900,000         Masco Corp. ..............................      16,256,250
             134,861         Visteon Corp.+............................       1,635,190
                                                                          -------------
                                                                            250,864,814
           CONSUMER PRODUCTS: 4.4%
           2,507,800         Fort James Corp. .........................      57,992,875
           1,630,000         VF Corp. .................................      38,814,375
           2,879,000         Mattel, Inc. .............................      37,966,812
             669,000         Unilever N.V. ............................      28,767,000
             416,250         Eastman Kodak Co. ........................      24,766,875
           1,213,300         Dole Food Co., Inc. ......................      16,986,200
                                                                          -------------
                                                                            205,294,137
           MEDIA AND LEISURE: 1.2%
           2,520,100         R.R. Donnelley & Sons Co. ................      56,859,756
                                                                          -------------
                                                                          1,150,916,157
           FINANCE: 16.2%
           BANKING: 8.7%
           2,995,200         Golden West Financial Corp. ..............     122,241,600
           4,082,900         Bank One Corp. ...........................     108,452,031
           1,678,121         Bank of America Corp. ....................      72,159,203
           1,480,400         Wells Fargo & Co. ........................      57,365,500
             810,000         Wachovia Corp. ...........................      43,942,500
                                                                          -------------
                                                                            404,160,834

                 See accompanying Notes to Financial Statements
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                                       5
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                               D O D G E & C O X
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                                   Stock Fund

                Portfolio of Investments                                      June 30, 2000
                ---------------------------------------------------------------------------
                SHARES                                                         MARKET VALUE
COMMON          FINANCE (continued)
STOCKS          INSURANCE AND FINANCIAL SERVICES: 5.6%
(Continued)     1,271,100         Loews Corp. ..............................   $ 76,266,000
                2,022,850         St. Paul Companies, Inc. .................     69,029,756
                  826,200         Citigroup, Inc. ..........................     49,778,550
                  660,000         Chubb Corp. ..............................     40,590,000
                  345,700         MBIA, Inc. ...............................     16,658,419
                  403,000         UNUMProvident Corp. ......................      8,085,188
                                                                               ------------
                                                                                260,407,913
                REAL ESTATE INVESTMENT TRUST: 1.9%
                1,738,100         Equity Office Properties Trust............     47,906,381
                  855,000         Equity Residential Properties Trust.......     39,330,000
                                                                               ------------
                                                                                 87,236,381
                                                                               ------------
                                                                                751,805,128
                ENERGY: 12.2%
                1,621,000         Phillips Petroleum Co. ...................     82,164,437
                2,439,700         Unocal Corp. .............................     80,815,062
                3,610,600         Occidental Petroleum Corp. ...............     76,048,263
                1,177,700         Amerada Hess Corp. .......................     72,722,975
                  770,000         Chevron Corp. ............................     65,305,625
                1,622,900         Baker Hughes, Inc. .......................     51,932,800
                  774,000         Royal Dutch Petroleum Co. ................     47,649,375
                  610,000         Schlumberger Ltd. ........................     45,521,250
                1,986,624         Union Pacific Resources Group, Inc. ......     43,705,728
                                                                               ------------
                                                                                565,865,515
                INDUSTRIAL COMMODITIES: 12.0%
                CHEMICALS: 5.6%
                2,874,900         Dow Chemical Co. .........................     86,786,044
                1,176,700         Eastman Chemical Co. .....................     56,187,425
                1,198,000         Air Products & Chemicals, Inc. ...........     36,913,375
                1,762,500         Engelhard Corp. ..........................     30,072,656
                  580,000         Union Carbide Corp. ......................     28,710,000
                  490,520         NOVA Chemicals Corp. .....................     10,546,180
                  370,000         Lubrizol Corp. ...........................      7,770,000
                                                                               ------------
                                                                                256,985,680
                METALS AND MINING: 3.5%
                3,232,200         Alcoa, Inc. ..............................     93,733,800
                1,074,866         Rio Tinto PLC ADR.........................     70,135,006
                                                                               ------------
                                                                                163,868,806
                PAPER AND FOREST PRODUCTS: 1.8%
                1,372,900         Weyerhaeuser Co. .........................     59,034,700
                  868,600         Boise Cascade Corp. ......................     22,475,025
                                                                               ------------
                                                                                 81,509,725
                GENERAL MANUFACTURING: 1.1%
                5,141,000         Archer Daniels Midland Co. ...............     50,446,063
                                                                               ------------
                                                                                552,810,274

                 See accompanying Notes to Financial Statements
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                                       6
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                               D O D G E & C O X
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                                   Stock Fund

                Portfolio of Investments                                                    June 30, 2000
                -----------------------------------------------------------------------------------------
                SHARES                                                                       MARKET VALUE
COMMON          TECHNOLOGY: 7.9%
STOCKS          ELECTRONICS & COMPUTER: 7.4%
(Continued)        3,435,000        Xerox Corp. .........................................  $  71,276,250
                   1,690,500        NCR Corp.+...........................................     65,823,844
                   2,935,000        Thermo Electron Corp.+...............................     61,818,437
                     378,300        Hewlett-Packard Co. .................................     47,240,213
                   1,122,700        Electronic Data Systems..............................     46,311,375
                     892,500        Motorola, Inc. ......................................     25,938,281
                   2,200,000        Storage Technology Corp.+............................     24,062,500
                                                                                           -------------
                                                                                             342,470,900
                CONSUMER ELECTRONICS: 0.5%
                     255,400        Sony Corp. ADR.......................................     24,087,413
                                                                                           -------------
                                                                                             366,558,313
                TRANSPORTATION: 6.0%
                   2,778,100        Union Pacific Corp. .................................    103,310,594
                   2,686,800        FedEx Corp.+.........................................    102,098,400
                   2,733,000        Canadian Pacific Ltd. ...............................     71,570,437
                                                                                           -------------
                                                                                             276,979,431
                GENERAL INDUSTRIAL: 5.7%
                   2,970,600        Lockheed Martin Corp. ...............................     73,708,013
                   1,793,600        Deere & Co. .........................................     66,363,200
                   1,550,000        Fluor Corp. .........................................     49,018,750
                   1,073,000        Caterpillar, Inc. ...................................     36,347,875
                     815,000        Pitney Bowes, Inc. ..................................     32,600,000
                     775,300        Unova, Inc.+.........................................      5,669,381
                                                                                           -------------
                                                                                             263,707,219
                ELECTRIC AND GAS UTILITIES: 4.5%
                   1,123,000        FPL Group, Inc. .....................................     55,588,500
                   1,482,600        American Electric Power Company, Inc.................     43,922,025
                   1,285,000        Ameren Corp. ........................................     43,368,750
                   1,230,000        TXU Corp. ...........................................     36,285,000
                   1,494,600        Wisconsin Energy Corp. ..............................     29,611,763
                                                                                           -------------
                                                                                             208,776,038
                                                                                           -------------
                                    Total Common Stocks (cost $3,792,439,599)............  4,137,418,075
                                                                                           -------------
PREFERRED       CONSUMER: 2.7%
STOCKS: 2.7%       2,678,619        News Corp. Ltd., Limited Voting Ordinary Shares ADR..    127,234,402
                                                                                           -------------
                                    Total Preferred Stocks (cost $47,375,364)............    127,234,402
                                                                                           -------------
                   PAR VALUE
SHORT-TERM      $ 23,563,207        SSgA Prime Money Market Fund.........................     23,563,208
INVESTMENTS:     156,866,000        State Street Repurchase Agreement, 6.35%, 7/3/2000...    156,866,000
8.2%              50,000,000        U.S. Treasury Bills, 8/30/2000.......................     49,628,866
                 100,000,000        U.S. Treasury Bills, 9/7/2000........................     98,903,500
                  50,000,000        U.S. Treasury Bills, 12/7/2000.......................     48,679,417
                                                                                           -------------
                                    Total Short-Term Investments (cost $377,640,991).....    377,640,991

                TOTAL INVESTMENTS (cost $4,217,455,954).......................  100.3%     4,642,293,468
                OTHER ASSETS LESS LIABILITIES.................................   (0.3)       (13,881,114)
                                                                                ------    --------------
                TOTAL NET ASSETS..............................................  100.0%    $4,628,412,354
                                                                                ======    ==============
                +Non-income producing

                 See accompanying Notes to Financial Statements
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                                       7
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                               D O D G E & C O X
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                                   Stock Fund

                             Statement of Assets and Liabilities                                   June 30, 2000
                             -----------------------------------------------------------------------------------
                             ASSETS:
                             Investments, at market value (identified cost $4,217,455,954)...    $4,642,293,468
                             Receivable for investments sold.................................         5,252,872
                             Receivable for Fund shares sold.................................         3,020,762
                             Dividends and interest receivable...............................        12,336,790
                             Prepaid expenses................................................            28,792
                                                                                                 --------------
                                                                                                  4,662,932,684
                                                                                                 --------------
                             LIABILITIES:
                             Payable for investments purchased...............................        18,066,095
                             Payable for Fund shares redeemed................................        13,870,188
                             Management fees payable.........................................         1,990,000
                             Accounts payable................................................           594,047
                                                                                                 --------------
                                                                                                     34,520,330
Net asset                                                                                        --------------
value                          NET ASSETS....................................................    $4,628,412,354
per share $92.85                                                                                 ==============
                             NET ASSETS CONSIST OF:
Beneficial                   Paid in capital.................................................    $3,733,877,770
shares outstanding           Accumulated undistributed net investment income.................         2,513,409
49,845,792                   Accumulated undistributed net realized gain on investments......       467,183,661
(par value $0.01 each,       Net unrealized appreciation on investments......................       424,837,514
unlimited shares                                                                                 --------------
authorized)                                                                                      $4,628,412,354
                                                                                                 ==============

                 See accompanying Notes to Financial Statements
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                                       8
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                               D O D G E & C O X
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                                   Stock Fund

                             Statement of Operations                        Six Months Ended June 30, 2000
                             -----------------------------------------------------------------------------
                             INVESTMENT INCOME:
                             Dividends (net of foreign taxes of $477,473).................   $  53,090,864
                             Interest.....................................................      10,100,102
                                                                                             -------------
                                                                                                63,190,966
                                                                                             -------------

                             EXPENSES:
                             Management fees (Note 2).....................................      11,511,935
                             Custodian and fund accounting fees...........................         116,700
                             Transfer agent fees..........................................         714,623
                             Professional fees............................................          25,326
                             Shareholder reports..........................................         135,841
                             Registration fees............................................          30,003
                             Trustees' fees (Note 2)......................................          12,000
                             Miscellaneous................................................          34,535
                                                                                             -------------
                                                                                                12,580,963
                                                                                             -------------
                             NET INVESTMENT INCOME........................................      50,610,003
                                                                                             -------------


                             REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
                              Net realized gain on investments............................     467,298,574
                              Net unrealized depreciation on investments..................    (608,115,827)
                                                                                             -------------
                               Net realized and unrealized loss on investments............    (140,817,253)
                                                                                             -------------
                             NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS.........   $ (90,207,250)
                                                                                             =============

                 See accompanying Notes to Financial Statements
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                                       9
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                               D O D G E & C O X

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                                   Stock Fund

         Statement of Changes in Net Assets
         -----------------------------------------------------------------------------------------

                                                               Six Months Ended         Year Ended
                                                                  June 30, 2000  December 31, 1999
         OPERATIONS:
         Net investment income...............................    $   50,610,003    $    65,208,317
         Net realized gain...................................       467,298,574        457,870,396
         Net unrealized appreciation (depreciation)..........      (608,115,827)       275,141,142
                                                                 --------------    ---------------
         Net increase (decrease) in net assets from
          operations.........................................       (90,207,250)       798,219,855
                                                                 --------------    ---------------
         DISTRIBUTIONS TO SHAREHOLDERS FROM:
         Net investment income...............................       (49,680,896)       (64,603,851)
         Net realized gain...................................      (220,424,933)      (294,628,812)
                                                                 --------------    ---------------
         Total distributions.................................      (270,105,829)      (359,232,663)
                                                                 --------------    ---------------
         BENEFICIAL SHARE TRANSACTIONS:
         Amounts received from sale of shares................       761,517,127        924,118,464
         Net asset value of shares issued in reinvestment
          of distributions...................................       255,743,052        338,281,245
         Amounts paid for shares redeemed....................      (653,072,842)    (1,432,143,224)
                                                                 --------------    ---------------
         Net increase (decrease) from beneficial share
          transactions.......................................       364,187,337       (169,743,515)
                                                                 --------------    ---------------
         Total increase in net assets........................         3,874,258        269,243,677
         NET ASSETS:
         Beginning of period.................................     4,624,538,096      4,355,294,419
                                                                 --------------    ---------------
         End of period (including undistributed net
          investment income of $2,513,409 and
          $1,584,302, respectively)..........................    $4,628,412,354    $ 4,624,538,096
                                                                 ==============    ===============
         Shares sold.........................................         7,915,731          9,114,742
         Shares issued in reinvestment of distributions......         2,726,811          3,434,611
         Shares redeemed.....................................        (6,801,810)       (14,561,028)
                                                                 --------------    ---------------
         Net increase (decrease) in shares outstanding.......         3,840,732         (2,011,675)
                                                                 ==============    ===============

                 See accompanying Notes to Financial Statements
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                               D O D G E & C O X
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                                  Stock Fund

            Notes to Financial Statements
            -------------------------------------------------------------------

       1 Dodge & Cox Stock Fund (the "Fund") is a separate series of Dodge & Cox Funds (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consistently follows accounting policies which are in conformity with generally accepted accounting principles. Significant accounting policies are as follows: (a) Security valuation: stocks are valued at the latest quoted sales prices as of the close of the New York Stock Exchange or, if no sale, then a representative price within the limits of the bid and ask prices for the day; a security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security; securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees; short-term securities are valued at amortized cost which approximates current value; all securities held by the Fund are denominated in U.S. Dollars.
            (b) Security transactions are accounted for on the trade date in the financial statements. (c) Gains and losses on securities sold are determined on the basis of identified cost. (d) Dividend and interest income are recorded on the accrual basis. (e) Distributions to shareholders of income and capital gains are reflected in the net asset value per share computation on the ex-dividend date. (f) No provision for Federal income taxes has been included in the accompanying financial statements since the Fund intends to distribute all of its taxable income and otherwise continue to comply with requirements for regulated investment companies.

            The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

       2 Under a written agreement, the Fund pays an annual management fee of 1/2 of 1% of the Fund's average daily net asset value to Dodge & Cox, investment manager of the Fund. The agreement further pro-vides that Dodge & Cox shall waive its fee to the extent that such fee plus all other expenses of the Fund exceed 3/4 of 1% of the average daily net asset value for the year. All officers and six of the trustees of the Trust are officers and employees of Dodge & Cox. Those trustees who are not affiliated with Dodge & Cox re-ceive from the Trust an annual fee plus an attendance fee for each Board or Committee meeting attended. Payments to trustees are di-vided equally among each series of the Trust. The Trust does not pay any other remuneration to its officers or trustees.

       3 For the six months ended June 30, 2000, purchases and sales of securities, other than short-term securities, aggregated $841,740,495 and $794,616,638, respectively. At June 30, 2000, the cost of investments for Federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized appreciation aggregated $424,837,514, of which $868,249,976 represented appreciated securities and $443,412,462 represented depreciated securities.

     The financial information has been taken from the records of the Fund and has not been audited by our independent accountants who do not ex-press an opinion thereon. The financial statements of the Fund will be subject to audit by our independent accountants as of the close of the calendar year.

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                                      11
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                               D O D G E & C O X
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                                   Stock Fund
Financial Highlights
-------------------------------------------------------------------------------

SELECTED DATA AND RATIOS (for a share outstanding throughout each period)

                         Six Months Ended
                                 June 30,              Year Ended December 31,
                         ----------------  ---------------------------------------
                                     2000     1999    1998    1997    1996    1995
Net asset value,
beginning of period               $100.52  $ 90.70  $94.57  $79.81  $67.83  $53.94

Income from investment
operations:
 Net investment income               1.04     1.49    1.57    1.48    1.28    1.27
 Net realized and
 unrealized gain (loss)             (2.98)   16.51    3.54   20.86   13.67   16.54
                              -----------------------------------------------------
 Total from investment
 operations                         (1.94)   18.00    5.11   22.34   14.95   17.81
                              -----------------------------------------------------
Distributions to
shareholders from:
 Net investment income              (1.01)   (1.48)  (1.56)  (1.49)  (1.29)  (1.26)
 Net realized gain                  (4.72)   (6.70)  (7.42)  (6.09)  (1.68)  (2.66)
                              -----------------------------------------------------
 Total distributions                (5.73)   (8.18)  (8.98)  (7.58)  (2.97)  (3.92)
                              -----------------------------------------------------
Net asset value, end of
period                            $ 92.85  $100.52  $90.70  $94.57  $79.81  $67.83
                              =====================================================
Total return                      (1.96)%   20.20%   5.39%  28.41%  22.26%  33.38%
Ratios/supplemental data:
 Net assets, end of
  period (millions)               $ 4,628  $ 4,625  $4,355  $4,087  $2,252  $1,228
 Ratio of expenses to
  average net assets                 .54%*    .55%    .57%    .57%    .59%    .60%
 Ratio of net investment
  income to
  average net assets                2.19%*   1.46%   1.63%   1.67%   1.79%   2.07%
 Portfolio turnover rate              19%      18%     19%     19%     10%     13%

*Annualized

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                               D O D G E & C O X
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                                   Stock Fund





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                               D O D G E & C O X
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                                       14
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                               D O D G E & C O X
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                                   Stock Fund

Officers & Trustees
--------------------------------------------------------------------------------

Harry R. Hagey, Chairman & Trustee
Chairman & CEO, Dodge & Cox

John A. Gunn, President & Trustee
President, Dodge & Cox

A. Horton Shapiro, Executive Vice President & Trustee
Senior Vice President, Dodge & Cox

Katherine Herrick Drake, Vice President & Trustee
Vice President, Dodge & Cox

Dana M. Emery, Vice President & Trustee
Senior Vice President, Dodge & Cox

Kenneth E. Olivier, Vice President & Trustee
Senior Vice President, Dodge & Cox

L. Dale Crandall, Trustee
President, Kaiser Foundation Health Plan and Hospitals

Max Gutierrez, Jr., Trustee
Partner, Brobeck, Phleger & Harrison, Attorneys

John B. Taylor, Trustee
Professor of Economics, Stanford University

Will C. Wood, Trustee
Principal, Kentwood Associates, Financial Advisers

John M. Loll, Treasurer & Asst. Secretary
Vice President & Treasurer, Dodge & Cox

Thomas M. Mistele, Secretary & Asst. Treasurer
Vice President, Secretary & General Counsel, Dodge & Cox

Standard & Poor's 500 and S&P 500(R) are trademarks of The McGraw-Hill Companies, Inc.

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

          D O D G E & C O X                               D O D G E & C O X
          -----------------                               -----------------
            Balanced Fund
                                                             Balanced Fund
                                                           Established 1931
          Investment Manager
             Dodge & Cox
          One Sansome Street
              35th Floor
      San Francisco, California
              94104-4443

            (415) 981-1710

   For Fund literature and account
    information, please visit the
         Funds' web site at:

         www.dodgeandcox.com

          or write or call:

          Dodge & Cox Funds
  c/o Boston Financial Data Services
            P.O. Box 9051
   Boston, Massachusetts 02205-9051

            (800) 621-3979

          -----------------
                                                          Semi-Annual Report
  This report is submitted for the general                   June 30, 2000
information of the shareholders of the Fund.
The report is not authorized for distribution              -----------------
to prospective investors in the Fund unless                -----------------
it is accompanied by a current prospectus.                 -----------------

          -----------------

6/00 BF SAR Printed on recycled paper

                               D O D G E & C O X
-------------------------------------------------------------------------------
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                                 Balanced Fund

To Our Shareholders
--------------------------------------------------------------------------------

The Dodge & Cox Balanced Fund had a total return of -1.1% during the second quarter of 2000 and +0.1% for the first six months of the year. These results compare to -0.9% and +1.5% for the Combined Index/1/ for the same time periods. Longer-term results for the Fund appear on page three of this report. At the end of the second quarter, the Fund's $4.7 billion in assets were invested 61.5% in stocks, 36.8% in fixed-income securities and 1.7% in cash equivalents.

Equity Portfolio Performance Review

The U.S. equity markets remained volatile during the first half of 2000, with an investment "tug of war" going on between the so-called "Old Economy" companies (established producers of goods and services) and "New Economy" companies (largely technology and internet firms). As the valuation gap between these two segments of the market remains historically wide, we continue to believe the most attractive investment prospects are in the "Old Economy," low-valuation segment.

Returns of the S&P 500 are now largely determined by the performance of stocks in the technology sector, since these stocks represent about 30% of the market value of all companies in the Index. The Balanced Fund is positioned quite differently, holding 8% of its equity portfolio in technology companies. Consequently, this differential is important in explaining the variance between the equity portfolio's returns and the Index's returns in a given period. The portfolio's lower weighting in technology was a drag on relative performance in the first quarter of 2000, when the technology sector was strong, and was beneficial to relative results in the second quarter, as many technology stocks were weak. The portfolio's lack of exposure to another weak performing sector, telecom services, was a positive during the first half. On other fronts, energy holdings were a major positive contributor to the equity portfolio's first half results, while returns for industrial commodities, retail and consumer durables stocks in the portfolio were mostly negative.

Equity Investment Approach & Strategy

As shareholders and readers of our past letters know, Dodge & Cox relies on fundamental research, coupled with a price discipline, to select investments for the Fund. Our long-term investment horizon is also key, as we look for companies with durable business franchises and growing earnings over time. We like to invest when we believe a company has a good potential of reporting profits higher than the consensus expectations over a three to four-year time frame.

In terms of the current popular label, our investments primarily reside in the "Old Economy." Of course, there is actually only one economy. Furthermore, we believe other investors may be overlooking the fact that many "Old Economy" companies are actively implementing new technology tools to benefit their basic businesses. For example, the five leading companies supplying internet banking services (measured by online customer accounts) are not new entrants, but traditional banks. One of the Fund's investments, Wells Fargo, has long been recognized as a technological leader in the banking industry, dating back to the early use of ATMs. Wells Fargo's efforts in online banking should improve customer service and future profitability. We also believe that the company's capable management team will continue to successfully guide Wells Fargo in a rapidly evolving market environment. We use Wells Fargo (and later, Dow Chemical) to illustrate our investment approach, not because we believe they are more attractive than the Fund's other holdings.

Finding Unconventional Growth

Because we have steered away from the high-valuation, "growth" areas of the market such as technology, telecom and pharmaceutical/biotech sectors, does that mean there is little growth to be had from the low-valuation companies? We don't think so. We are confident that the 83 companies held in the equity portfolio have strong prospects, offering the opportunity for long-term earnings growth. One example would be Dow Chemical. As the result of cost cutting and asset restructuring--through divestitures as well as acquisitions, such as the one pending for Union Carbide--we believe that Dow is creating a less cyclical chemicals business. Dow's management believes that sales can almost double over the next decade, while profits have the potential to grow faster. Macroeconomic factors should also help Dow. Earnings for energy and other industrial commodities producers have been improving, following the Asian economic turmoil in 1997-98. Significant industry consolidation in the past few years and an improving outlook for global demand contributes to our positive view. In a still difficult commodity price environment, we believe Dow's stock is attractively valued at about 12 times estimated year 2000 earnings.

/1/ The Combined Index reflects an unmanaged portfolio of 60% Standard & Poor's
    500 Index (S&P 500) and 40% Lehman Brothers Aggregate Bond Index (LBAG).

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                                       1

                               D O D G E & C O X
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 Balanced Fund

Low Valuations in the Fund

Ironically, although we remain cautious about the general outlook for the broad equity market, we believe we are uncovering many attractive investment opportunities. In our opinion, the market has priced the "New Economy" companies at overly optimistic valuations, while at the same time overlooked many profitable and growing companies simply because they reside in the so-called "Old Economy." We believe that the substantial divergence in valuations between these two areas of the market will ultimately prove to be an excellent opportunity for value-oriented investors like Dodge & Cox. For instance, the average price-to-earnings (P/E) ratio of the Fund's holdings is now about 12 times estimated year 2000 earnings (close to the lowest it has been in a decade), compared to 24 times for the S&P 500.

Fixed-Income Portfolio

Despite intra-period volatility, U.S. Treasury yield changes were fairly small over the course of the second quarter. Most U.S. Treasury rates fell slightly, with the exception of the very longest Treasury rates, which rose slightly. Higher long rates led to price declines on the fixed-income portfolio's longer-duration securities. (Duration is a measure of a bond's price sensitivity to changes in interest rates.) This meant that the fixed-income portfolio's earned income was partially offset by the negative price performance of these securities.

The first half of the quarter was marked by rising Treasury yields; strong economic news and an active Federal Reserve held sway over the market. As expected, the Federal Open Market Committee raised the targeted Fed Funds rate to 6.50% on May 16; the Fed has now raised its target rate for Federal Funds by 175 basis points (one basis point equals 1/100th of one percent) since the second quarter of 1999. Sentiment shifted quickly in the second half of the quarter as economic reports, including the May employment report, hinted at a slower-growing domestic economy. Treasury yields fell as the market began to anticipate a more manageable, less inflationary economic growth rate.

The fixed-income portfolio's performance relative to the LBAG was positively affected by its higher-than-market yield and lower-than-market duration. We continue to maintain the portfolio's duration slightly shorter than that of the benchmark because of our ongoing concerns about future inflation. The portfolio's overweight position in the corporate sector detracted from relative performance due to wider yield premiums. In many cases, corporate yield premiums are at the highest levels seen in 20 years. The portfolio's emphasis on longer-duration corporate securities exacerbated this relative underperformance.

We remain convinced that a relatively high-yielding portfolio featuring investment-grade corporate and mortgage-related securities is essential to our goal of seeking above-average relative performance over the long term. We believe that our focus on research and security selection is particularly appropriate in the current environment. We therefore continue our strategy of emphasizing those issuers and sectors whose long-term total return potential, in our view, is underestimated by the market. Over longer-time periods, the higher yield from the fixed-income portfolio's non-U.S. Treasury securities offers the opportunity for higher total returns, through a combination of higher income and better relative price performance.

In Closing,

Given the wide valuation gaps present today within the equity market and the high yield premiums available in the corporate sector of the fixed-income market, we believe that there are significant opportunities for value-oriented investors. Furthermore, with continued volatility in equity prices, we believe the use of fixed-income securities to provide relative stability makes a long-term, balanced investment program compelling. As always, we welcome your thoughts and questions, and appreciate your confidence in our firm as a shareholder of the Dodge & Cox Balanced Fund.

For the Board of Trustees,

/s/ Harry R. Hagey
----------------------------
Harry R. Hagey, Chairman                                           July 31, 2000

--------------------------------------------------------------------------------
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                                       2

                               D O D G E & C O X
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                                 Balanced Fund

Objective The Fund seeks regular income, conservation of principal and an opportunity for long-term growth of principal and income.

Strategy The Fund invests in a diversified portfolio of common stocks, preferred stocks and fixed-income securities.

          Stocks: The Fund invests in well-established companies that, in Dodge & Cox's opinion, appear to be temporarily undervalued by the stock market but have a favorable outlook for long-term growth. The Fund focuses on the underlying financial condition and prospects of individual companies. The Fund will hold no more than 75% of its total assets in stocks.

          Fixed-Income Securities: Dodge & Cox constructs a diversified portfolio of high-quality fixed-income securities, while striving to maintain the fixed-income yield higher than that of the broad bond market. Fixed-income investments include investment-grade: U.S. government obligations, mortgage and asset-backed securities, corporate bonds, collateralized mortgage obligations (CMOs) and others.

Ten Years of Investment Performance                        through June 30, 2000
--------------------------------------------------------------------------------
                       [PERFORMANCE GRAPH APPEARS HERE]

                                   COMBINED     DODGE & COX
             S & P 500   LBAG      INDEX        BALANCED FUND
             ------------------------------------------------
   7/1/1990   $10,000    $10,000    $10,000      $10,000
  6/30/1991   $10,739    $11,070    $10,898      $10,823
  6/30/1992   $12,179    $12,627    $12,407      $12,274
  6/30/1993   $13,839    $14,118    $14,012      $14,509
  6/30/1994   $14,035    $13,932    $14,062      $14,946
  6/30/1995   $17,691    $15,680    $16,947      $18,008
  6/30/1996   $22,288    $16,466    $19,864      $20,835
  6/30/1997   $30,013    $17,809    $24,552      $25,473
  6/30/1998   $38,202    $19,337    $29,391      $29,671
  6/30/1999   $47,951    $20,303    $34,571      $33,182
  6/30/2000   $51,440    $21,231    $36,806      $32,935

Average annual total return for periods ended June 30, 2000            1 Year    5 Years   10 Years  20 Years
-------------------------------------------------------------------------------------------------------------
Dodge & Cox Balanced Fund                                              -0.75%    12.83%    12.66%    13.81%
Combined Index                                                          6.46     16.78     13.92     14.56
S&P 500                                                                 7.28     23.80     17.80     17.34
Lehman Brothers Aggregate Bond Index (LBAG)                             4.56      6.25      7.82      9.81

The chart covers the period from July 1, 1990 to June 30, 2000. It compares a $10,000 investment made in the Dodge & Cox Balanced Fund to $10,000 investments made in the S&P 500, the LBAG and the Combined Index. The S&P 500 and LBAG are widely recognized, unmanaged indices of common stock and U.S. dollar-denominat-ed, investment-grade fixed-income securities, respectively. The Combined Index reflects an unmanaged portfolio of 60% of the S&P 500 and 40% of the LBAG. The Fund may, however, invest up to 75% of its total assets in stocks. The Fund's total returns include the reinvestment of dividend and capital gain distribu-tions. Index returns include dividends and/or interest income, and unlike Fund returns, do not reflect fees or expenses. Past performance does not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold.

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                                       3

                              D O D G E & C O X
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 Balanced Fund
Fund Information                                                   June 30, 2000
--------------------------------------------------------------------------------

General Information
--------------------------------------------------------------------------------
Net Asset Value Per Share                                                $62.43
Total Net Assets (millions)                                              $4,677
30-Day SEC Yield/1/                                                        3.87%
1999 Expense Ratio                                                         0.53%
1999 Portfolio Turnover                                                      17%
Fund Inception Date                                                        1931

Investment Manager: Dodge & Cox, San Francisco.
Managed by the Investment Policy Committee, whose eight members' average tenure at Dodge & Cox is 22 years, and by the Fixed-Income Strategy Committee, whose ten members' average tenure is 12 years.

Asset Allocation
--------------------------------------------------------------------------------
                           [PIE CHART APPEARS HERE]
Stocks:                                                                    61.5%
Fixed-Income Securities:                                                   36.8%
Short-Term Investments:                                                     1.7%

Stock Portfolio (61.5% of Fund)
--------------------------------------------------------------------------------
Number of Stocks                                                              83
Median Market Capitalization                                        $8.1 billion
Price-to-Earnings Ratio/2/                                                 13.7x
Price-to-Book Value                                                         1.8x
Foreign Stocks/3/ (as percentage of Fund)                                   6.0%

Ten Largest Stock Holdings                                             % of Fund
--------------------------------------------------------------------------------
Golden West Financial                                                        1.8
News Corp. Ltd., ADR                                                         1.8
Bank One                                                                     1.6
FedEx                                                                        1.5
Union Pacific                                                                1.5
Pharmacia                                                                    1.3
Bausch & Lomb                                                                1.3
Alcoa                                                                        1.3
Phillips Petroleum                                                           1.2
Unocal                                                                       1.2

Five Largest Sectors                                                   % of Fund
--------------------------------------------------------------------------------
Energy                                                                       8.2
Banking                                                                      5.7
Healthcare & Pharmaceutical                                                  5.4
Electronics & Computer                                                       4.9
Transportation                                                               4.0

Fixed-Income Portfolio (36.8% of Fund)
--------------------------------------------------------------------------------
Number of Fixed-Income Securities                                            127
Average Quality                                                               AA
Average Maturity                                                      10.8 years
Effective Duration                                                    4.45 years

Sector Breakdown                                                       % of Fund
--------------------------------------------------------------------------------
U.S. Treasury and Government Agency                                          6.3
Federal Agency CMO and REMIC+                                                9.3
Federal Agency Mortgage Pass-Through                                         6.0
Asset-Backed                                                                 1.5
Corporate                                                                   12.2
Foreign (U.S. dollar-denominated)                                            1.5

Moody's/Standard & Poor's Quality Ratings                              % of Fund
--------------------------------------------------------------------------------
U.S. Government & Government Agencies                                       21.6
Aaa/AAA                                                                      1.8
Aa/AA                                                                        0.0
A/A                                                                          6.2
Baa/BBB                                                                      7.2

+ Collateralized Mortgage Obligation andReal Estate Mortgage Investment Conduit

/1/ An annualization of the Fund's total net investment income per share for the
    30-day period ended on the last day of the month.
/2/ Price-to-earnings ratio is calculated using trailing 12-month earnings and excludes extraordinary items.
/3/ All U.S. dollar-denominated.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              D O D G E & C O X
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                                 Balanced Fund

           Portfolio of Investments                                      June 30, 2000
           ---------------------------------------------------------------------------
           SHARES                                                         MARKET VALUE
COMMON     CONSUMER: 16.6%
STOCKS:    HEALTHCARE AND PHARMACEUTICAL: 5.4%
59.7%      1,184,050       Pharmacia Corp..............................   $ 61,200,584
             775,900       Bausch & Lomb, Inc..........................     60,035,262
           1,313,000       Becton, Dickinson & Co......................     37,666,687
             369,400       WellPoint Health Networks, Inc.+............     26,758,413
             810,000       HCA-The Healthcare Company..................     24,603,750
             725,000       First Health Group Corp.+...................     23,789,063
             240,000       Cardinal Health, Inc........................     17,760,000
                                                                          ------------
                                                                           251,813,759
           RETAIL AND DISTRIBUTION: 3.9%
           2,530,000       Genuine Parts Co............................     50,600,000
           6,412,000       Kmart Corp.+................................     43,681,750
           1,677,600       Nordstrom, Inc..............................     40,472,100
           1,375,000       May Department Stores Co....................     33,000,000
           1,165,000       Dillard's, Inc. Class A.....................     14,271,250
                                                                          ------------
                                                                           182,025,100
           CONSUMER DURABLES: 3.5%
             964,500       Whirlpool Corp..............................     44,969,812
             515,417       General Motors Corp.........................     29,926,400
           1,871,400       Delphi Automotive Systems Corp..............     27,252,262
           1,250,000       Dana Corp...................................     26,484,375
             600,000       Ford Motor Co...............................     25,800,000
             550,000       Masco Corp..................................      9,934,375
              78,560       Visteon Corp.+..............................        952,538
                                                                          ------------
                                                                           165,319,762
           CONSUMER PRODUCTS: 2.9%
           1,621,200       Fort James Corp.............................     37,490,250
           2,027,000       Mattel, Inc.................................     26,731,063
           1,120,000       VF Corp.....................................     26,670,000
             416,000       Unilever N.V................................     17,888,000
             265,000       Eastman Kodak Co............................     15,767,500
             889,100       Dole Food Co., Inc..........................     12,447,400
                                                                          ------------
                                                                           136,994,213
           MEDIA AND LEISURE: 0.9%
           1,858,300       R.R. Donnelley & Sons Co....................     41,927,894
                                                                          ------------
                                                                           778,080,728
           FINANCE: 10.8%
           BANKING: 5.7%
           2,100,000       Golden West Financial Corp..................     85,706,250
           2,731,000       Bank One Corp...............................     72,542,188
           1,003,434       Bank of America Corp........................     43,147,662
             975,000       Wells Fargo & Co............................     37,781,250
             485,000       Wachovia Corp...............................     26,311,250
                                                                          ------------
                                                                           265,488,600
           INSURANCE AND FINANCIAL SERVICES: 3.8%
             860,100       Loews Corp..................................     51,606,000
           1,465,100       St. Paul Companies, Inc.....................     49,996,537
             560,950       Citigroup, Inc..............................     33,797,237
             476,000       Chubb Corp..................................     29,274,000
             217,000       MBIA, Inc...................................     10,456,688
             239,500       UNUMProvident Corp..........................      4,804,969
                                                                          ------------
                                                                           179,935,431

                 See accompanying Notes to Financial Statements
-------------------------------------------------------------------------------
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                                       5

                               D O D G E & C O X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                 Balanced Fund

               Portfolio of Investments                                           June 30, 2000
               --------------------------------------------------------------------------------
                  SHARES                                                           MARKET VALUE
COMMON         REAL ESTATE INVESTMENT TRUST: 1.3%
STOCKS:        1,139,300       Equity Office Properties Trust...................   $ 31,401,956
(Continued)      594,900       Equity Residential Properties Trust..............     27,365,400
                                                                                   ------------
                                                                                     58,767,356
                                                                                   ------------
                                                                                    504,191,387
               ENERGY: 8.2%
               1,141,200       Phillips Petroleum Co............................     57,844,575
               1,712,700       Unocal Corp......................................     56,733,187
               2,478,700       Occidental Petroleum Corp........................     52,207,619
                 792,600       Amerada Hess Corp................................     48,943,050
                 543,000       Chevron Corp.....................................     46,053,187
               1,112,350       Baker Hughes, Inc................................     35,595,200
               1,350,485       Union Pacific Resources Group, Inc...............     29,710,670
                 457,000       Royal Dutch Petroleum Co.........................     28,134,063
                 368,000       Schlumberger Ltd.................................     27,462,000
                                                                                   ------------
                                                                                    382,683,551
               INDUSTRIAL COMMODITIES: 7.9%
               CHEMICALS: 3.7%
               1,806,900       Dow Chemical Co..................................     54,545,794
                 795,800       Eastman Chemical Co..............................     37,999,450
                 771,050       Air Products & Chemicals, Inc....................     23,757,978
                 469,000       Union Carbide Corp...............................     23,215,500
               1,203,000       Engelhard Corp...................................     20,526,187
                 349,620       NOVA Chemicals Corp..............................      7,516,830
                 271,000       Lubrizol Corp....................................      5,691,000
                                                                                   ------------
                                                                                    173,252,739
               METALS AND MINING: 2.3%
               2,060,000       Alcoa, Inc.......................................     59,740,000
                 733,450       Rio Tinto PLC ADR................................     47,857,613
                                                                                   ------------
                                                                                    107,597,613
               PAPER AND FOREST PRODUCTS: 1.2%
                 894,100       Weyerhaeuser Co..................................     38,446,300
                 629,000       Boise Cascade Corp...............................     16,275,375
                                                                                   ------------
                                                                                     54,721,675
               GENERAL MANUFACTURING: 0.7%
               3,380,725       Archer Daniels Midland Co........................     33,173,364
                                                                                   ------------
                                                                                    368,745,391
               TECHNOLOGY: 5.3%
               ELECTRONICS & COMPUTER: 4.9%
               2,270,000       Xerox Corp.......................................     47,102,500
               1,155,500       NCR Corp.+.......................................     44,992,281
               2,107,500       Thermo Electron Corp.+...........................     44,389,219
                 263,100       Hewlett-Packard Co...............................     32,854,612
                 705,200       Electronic Data Systems..........................     29,089,500
                 587,400       Motorola, Inc....................................     17,071,313
               1,507,300       Storage Technology Corp.+........................     16,486,094
                                                                                   ------------
                                                                                    231,985,519
               CONSUMER ELECTRONICS: 0.4%
                 178,800       Sony Corp. ADR...................................     16,863,075
                                                                                   ------------
                                                                                    248,848,594

                 See accompanying Notes to Financial Statements
-------------------------------------------------------------------------------
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                                       6

                               D O D G E & C O X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                 Balanced Fund

              Portfolio of Investments                                     June 30, 2000
              --------------------------------------------------------------------------
                 SHARES                                                     MARKET VALUE
COMMON        TRANSPORTATION: 4.0%
STOCKS           1,898,600       FedEx Corp.+...........................   $  72,146,800
(Continued)      1,838,600       Union Pacific Corp.....................      68,372,937
                 1,740,000       Canadian Pacific Ltd...................      45,566,250
                                                                           -------------
                                                                             186,085,987
              GENERAL INDUSTRIAL: 3.8%
                 2,071,200       Lockheed Martin Corp...................      51,391,650
                 1,191,200       Deere & Co.............................      44,074,400
                   988,500       Fluor Corp.............................      31,261,313
                   770,000       Caterpillar, Inc.......................      26,083,750
                   475,000       Pitney Bowes, Inc......................      19,000,000
                   624,100       Unova, Inc.+...........................       4,563,731
                                                                           -------------
                                                                             176,374,844
              ELECTRIC AND GAS UTILITIES: 3.1%
                   698,800       FPL Group, Inc.........................      34,590,600
                   944,000       Ameren Corp............................      31,860,000
                 1,059,360       American Electric Power Company, Inc...      31,383,540
                   897,000       TXU Corp...............................      26,461,500
                 1,071,000       Wisconsin Energy Corp..................      21,219,187
                                                                           -------------
                                                                             145,514,827
                                                                           -------------
                                    Total Common Stocks (cost
                                    $2,574,296,926).....................   2,790,525,309
                                                                           -------------

PREFERRED     CONSUMER: 1.8%
STOCKS:          1,762,900       News Corp. Ltd., Limited Voting
1.8%                             Ordinary Shares ADR....................      83,737,750
                                                                           -------------
                                    Total Preferred Stocks (cost
                                    $31,163,743)........................      83,737,750
                                                                           -------------
                 PAR VALUE
BONDS:        U.S. TREASURY AND GOVERNMENT AGENCY: 6.3%
36.8%         U.S. TREASURY: 4.8%
              $ 43,873,582       U.S. Treasury Inflation-Indexed Bond,
                                 3.625%, 4/15/2028......................      41,816,788
                18,274,136       U.S. Treasury Inflation-Indexed Bond,
                                 3.875%, 4/15/2029......................      18,199,943
               113,145,109       U.S. Treasury Inflation-Indexed Note,
                                 3.875%, 1/15/2009......................     111,412,858
                26,500,000       U.S. Treasury Notes, 7.25%, 8/15/2004..      27,398,615
                25,438,500       U.S. Treasury Notes, 4.25%, 1/15/2010..      25,804,051
                                                                           -------------
                                                                             224,632,255
              GOVERNMENT AG      ENCY: 1.5%
                 4,935,000       Arkansas Dev. Fin. Auth. GNMA
                                 Guaranteed Bonds, 9.75%, 11/15/2014....       5,568,160
                 8,042,877       Govt. Small Business Admin. 504 Series
                                 96-20L, 6.70%, 12/1/2016...............       7,638,300
                14,043,520       Govt. Small Business Admin. 504 Series
                                 97-20F, 7.20%, 6/1/2017................      13,680,072
                16,478,917       Govt. Small Business Admin. 504 Series
                                 97-20I, 6.90%, 9/1/2017................      15,817,753
                18,878,011       Govt. Small Business Admin. 504 Series
                                 98-20D, 6.15%, 4/1/2018................      17,339,148
                 8,930,450       Govt. Small Business Admin. 504 Series
                                 98-20I, 6.00%, 9/1/2018................       8,115,809
                                                                           -------------
                                                                              68,159,242
                                                                           -------------
                                                                             292,791,497

                 See accompanying Notes to Financial Statements
-------------------------------------------------------------------------------
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                                       7

                               D O D G E & C O X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                 Balanced Fund

              Portfolio of Investments                                    June 30, 2000
              -------------------------------------------------------------------------
                PAR VALUE                                                  MARKET VALUE
BONDS         FEDERAL AGENCY CMO* AND REMIC**: 9.3%
(Continued)   $11,538,367       Federal Home Loan Mtge. Corp., 7.00%,
                                1/15/2006...............................   $ 11,527,521
                9,654,915       Federal Home Loan Mtge. Corp., 7.00%,
                                10/15/2006..............................      9,639,757
               13,382,977       Federal Home Loan Mtge. Corp., 6.75%,
                                11/15/2006..............................     13,228,136
                3,838,925       Federal Home Loan Mtge. Corp., 6.00%,
                                1/15/2007...............................      3,757,348
               17,884,428       Federal Home Loan Mtge. Corp., 7.25%,
                                4/15/2007...............................     17,867,617
               41,500,000       Federal Home Loan Mtge. Corp., 6.50%,
                                10/15/2007..............................     40,630,990
               12,609,000       Federal Home Loan Mtge. Corp., 7.00%,
                                1/15/2008...............................     12,526,159
               14,750,000       Federal Home Loan Mtge. Corp., 6.50%,
                                5/15/2008...............................     14,394,967
               15,000,000       Federal Home Loan Mtge. Corp., 6.50%,
                                5/15/2008...............................     14,653,050
               16,474,350       Federal Home Loan Mtge. Corp., 6.50%,
                                8/15/2008...............................     16,083,084
               19,380,000       Federal Home Loan Mtge. Corp., 6.50%,
                                10/15/2008..............................     18,804,608
               30,165,000       Federal Home Loan Mtge. Corp., 6.00%,
                                12/15/2008..............................     28,958,400
               10,301,862       Federal Home Loan Mtge. Corp., 7.00%,
                                5/17/2020...............................     10,263,230
               15,371,456       Federal Home Loan Mtge. Corp., 6.50%,
                                5/15/2021...............................     14,838,220
               23,885,000       Federal Home Loan Mtge. Corp., 6.75%,
                                8/15/2021...............................     23,250,376
               27,780,000       Federal Home Loan Mtge. Corp., 6.25%,
                                9/15/2022...............................     26,798,810
               28,000,000       Federal Home Loan Mtge. Corp., 7.00%,
                                8/25/2023...............................     26,652,360
                4,272,291       Federal Natl. Mtge. Assn., 5.00%,
                                1/1/2006................................      4,098,708
               16,041,748       Federal Natl. Mtge. Assn., 7.50%,
                                2/25/2007...............................     16,086,825
               10,000,000       Federal Natl. Mtge. Assn., 6.50%,
                                6/25/2008...............................      9,650,000
               15,475,000       Federal Natl. Mtge. Assn., 6.00%,
                                3/25/2009...............................     14,778,625
                  574,336       Federal Natl. Mtge. Assn., 6.50%,
                                4/1/2009................................        562,131
                3,088,110       Federal Natl. Mtge. Assn., 5.70%,
                                8/25/2016...............................      3,049,509
               12,715,000       Federal Natl. Mtge. Assn., 7.00%,
                                6/17/2022...............................     12,401,067
               12,359,786       Veterans Affairs Vendee Mtge. Trust,
                                6.75%, 8/15/2014........................     12,309,481
               26,000,000       Veterans Affairs Vendee Mtge. Trust,
                                6.75%, 9/15/2014........................     25,902,500
                8,000,000       Veterans Affairs Vendee Mtge. Trust,
                                6.75%, 5/15/2019........................      7,842,480
               23,000,000       Veterans Affairs Vendee Mtge. Trust,
                                7.00%, 6/15/2019........................     22,820,140
                                                                           ------------
                                                                            433,376,099
              FEDERAL AGENCY MORTGAGE PASS-THROUGH: 6.0%
                  227,841       Federal Home Loan Mtge. Corp., 6.50%,
                                2/1/2006................................        226,668
                  271,628       Federal Home Loan Mtge. Corp., 7.50%,
                                7/1/2006................................        271,938
                  196,989       Federal Home Loan Mtge. Corp., 7.25%,
                                1/1/2008................................        196,221
                  106,729       Federal Home Loan Mtge. Corp., 7.50%,
                                2/1/2008................................        106,850
                  702,329       Federal Home Loan Mtge. Corp., 8.00%,
                                2/1/2008................................        705,546
               15,034,278       Federal Home Loan Mtge. Corp., 7.00%,
                                5/1/2008................................     14,868,900
               22,474,343       Federal Home Loan Mtge. Corp., 7.00%,
                                12/1/2008...............................     22,227,126
                6,394,723       Federal Home Loan Mtge. Corp., 6.50%,
                                2/1/2009................................      6,233,320
               18,651,046       Federal Home Loan Mtge. Corp., 7.00%,
                                8/1/2009................................     18,445,884
               14,362,133       Federal Home Loan Mtge. Corp., 6.00%,
                                9/1/2009................................     13,870,804
                  647,359       Federal Home Loan Mtge. Corp., 8.75%,
                                5/1/2010................................        657,988
                8,568,484       Federal Home Loan Mtge. Corp., 7.50%,
                                8/1/2010................................      8,590,505
                3,456,177       Federal Home Loan Mtge. Corp., 8.00%,
                                11/1/2010...............................      3,472,006
                  596,412       Federal Home Loan Mtge. Corp., 8.25%,
                                2/1/2017................................        602,746
                8,207,097       Federal Home Loan Mtge. Corp., 7.75%,
                                7/1/2021................................      8,255,765
                5,240,864       Federal Home Loan Mtge. Corp., 8.50%,
                                1/1/2023................................      5,375,922
               10,817,375       Federal Natl. Mtge. Assn., 5.57%,
                                1/1/2006................................     10,008,079
                1,650,144       Federal Natl. Mtge. Assn., 7.50%,
                                12/1/2006...............................      1,652,306
                3,180,874       Federal Natl. Mtge. Assn., 7.50%,
                                9/1/2007................................      3,185,645
                5,296,369       Federal Natl. Mtge. Assn., 7.00%,
                                12/1/2007...............................      5,260,565
               10,540,479       Federal Natl. Mtge. Assn., 7.00%,
                                12/1/2007...............................     10,455,628
                6,120,441       Federal Natl. Mtge. Assn., 6.50%,
                                5/1/2008................................      5,983,159
                8,179,375       Federal Natl. Mtge. Assn., 8.00%,
                                6/1/2008................................      8,285,053
               22,177,536       Federal Natl. Mtge. Assn., 6.163%,
                                10/1/2008...............................     20,470,378
                3,889,962       Federal Natl. Mtge. Assn., 5.605%,
                                11/1/2008...............................      3,526,133

                 See accompanying Notes to Financial Statements
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                                       8

                               D O D G E & C O X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                 Balanced Fund

              Portfolio of Investments                                    June 30, 2000
              -------------------------------------------------------------------------
                PAR VALUE                                                  MARKET VALUE
BONDS         FEDERAL AGENCY MORTGAGE PASS-THROUGH (continued)
(Continued)   $15,648,676       Federal Natl. Mtge. Assn., 6.50%,
                                11/1/2008...............................   $ 15,297,676
                7,087,174       Federal Natl. Mtge. Assn., 6.00%,
                                1/1/2009................................      6,815,098
                2,468,137       Federal Natl. Mtge. Assn., 8.00%,
                                1/1/2009................................      2,503,456
                  905,683       Federal Natl. Mtge. Assn., 7.50%,
                                8/1/2010................................        911,334
                2,633,556       Federal Natl. Mtge. Assn., 7.50%,
                                7/1/2019................................      2,635,084
                9,929,546       Govt. Natl. Mtge. Assn., 7.50%,
                                7/15/2007...............................     10,022,784
               12,601,236       Govt. Natl. Mtge. Assn., 7.50%,
                                1/15/2008...............................     12,747,915
                5,640,111       Govt. Natl. Mtge. Assn., 8.00%,
                                12/15/2008..............................      5,714,109
               23,718,169       Govt. Natl. Mtge. Assn., 6.50%,
                                7/15/2009...............................     23,243,568
                2,104,854       Govt. Natl. Mtge. Assn., 7.97%,
                                4/15/2020...............................      2,135,500
                1,741,734       Govt. Natl. Mtge. Assn., 7.97%,
                                5/15/2020...............................      1,767,094
                1,375,919       Govt. Natl. Mtge. Assn., 7.97%,
                                8/15/2020...............................      1,395,953
                1,750,470       Govt. Natl. Mtge. Assn., 7.97%,
                                8/15/2020...............................      1,775,957
                2,268,757       Govt. Natl. Mtge. Assn., 7.97%,
                                10/15/2020..............................      2,301,790
                1,902,452       Govt. Natl. Mtge. Assn., 7.97%,
                                1/15/2021...............................      1,928,383
                8,146,274       Veterans Affairs Vendee Mtge. Trust,
                                5.634%, 2/15/2024.......................      7,390,137
                5,619,078       Veterans Affairs Vendee Mtge. Trust,
                                7.207%, 2/15/2025.......................      5,504,898
                5,954,252       Veterans Affairs Vendee Mtge. Trust,
                                8.792%, 6/15/2025.......................      6,142,168
                                                                           ------------
                                                                            283,168,039
              ASSET-BACKED SECURITIES: 1.5%
               37,155,000       CA Infrastructure and Econ. Dev. Bank
                                Special Purpose Trust PGE-1 Rate
                                Reduction Ctf. 1997-1 A-5, 6.25%,
                                6/25/2004...............................     36,614,395
               17,775,000       CA Infrastructure and Econ. Dev. Bank
                                Special Purpose Trust SCE-1 Rate
                                Reduction Ctf. 1997-1 A-6, 6.38%,
                                9/25/2008...............................     17,202,823
               15,800,000       PP&L Transition Bond Series 1999-1 A-2,
                                6.41%, 12/26/2003.......................     15,624,778
                                                                           ------------
                                                                             69,441,996
              CORPORATE: 12.2%
              INDUSTRIAL: 6.3%
               49,370,000       J.E. Seagram & Sons, Inc., 6.80%,
                                12/15/2008..............................     46,427,548
               29,625,000       Lockheed Martin Corp., 7.65%, 5/1/2016..     28,124,198
               29,625,000       Lockheed Martin Corp., 7.75%, 5/1/2026..     27,742,331
                5,900,000       May Department Stores, 7.625%,
                                8/15/2013...............................      5,799,169
               14,000,000       May Department Stores, 8.125%,
                                8/15/2035, Callable 2015................     13,446,650
               10,390,000       May Department Stores, 7.875%,
                                8/15/2036, Callable 2016................      9,241,489
               34,560,000       Raychem Corp., 7.20%, 10/15/2008........     32,654,707
               27,970,000       Raytheon Co., 6.75%, 8/15/2007..........     26,278,654
               19,750,000       Raytheon Co., 6.75%, 3/15/2018..........     17,077,430
               17,280,000       Raytheon Co., 7.20%, 8/15/2027..........     15,320,275
               31,600,000       Time Warner Entertainment, 8.375%,
                                7/15/2033...............................     31,857,540
                3,405,000       Union Camp Corp., 9.25%, 2/1/2011.......      3,654,076
               20,000,000       Union Carbide Corp., 6.70%, 4/1/2009....     18,954,200
               19,750,000       Walt Disney Co., 7.55%, 7/15/2093,
                                Callable 2023...........................     17,853,803
                                                                           ------------
                                                                            294,432,070
              FINANCE: 4.6%
               14,525,000       BankAmerica Capital II, 8.00%,
                                12/15/2026, Callable 2006++.............     13,131,472
                1,975,000       Barclays No. American Capital, 9.75%,
                                5/15/2021, Callable 2001................      2,081,828
                1,720,000       CIGNA Corp., 7.65%, 3/1/2023............      1,584,275
                4,400,000       CIGNA Corp., 8.30%, 1/15/2033, Step
                                Coupon..................................      4,253,568
               18,445,000       Citicorp Capital Trust I, 7.933%,
                                2/15/2027, Callable 2007++..............     16,805,239
               35,000,000       EOP Operating Limited Partnership,
                                8.375%, 3/15/2006.......................     35,487,900
                4,935,000       First Nationwide Bank, 10.00%,
                                10/1/2006...............................      5,281,338
               10,000,000       GMAC, 5.75%, 11/10/2003.................      9,468,500
               29,625,000       GMAC, 8.875%, 6/1/2010, Putable 2005....     31,949,377
                5,000,000       Golden West Financial, 7.875%,
                                1/15/2002...............................      5,010,000

                 See accompanying Notes to Financial Statements
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                               D O D G E & C O X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                 Balanced Fund

             Portfolio of Investments                                     June 30, 2000
             --------------------------------------------------------------------------
             PAR VALUE                                                     MARKET VALUE
BONDS        FINANCE (continued)
(Continued)  $ 10,000,000       Golden West Financial, 6.70%,
                                7/1/2002...............................   $   9,815,900
               13,600,000       Golden West Financial, 6.00%,
                                10/1/2003..............................      12,868,184
                5,805,000       Hartford Financial Services Group,
                                8.30%, 12/1/2001.......................       5,870,538
               10,000,000       Hartford Financial Services Group,
                                6.375%, 11/1/2002......................       9,772,500
                8,000,000       J.P. Morgan Capital Trust I, 7.54%,
                                1/15/2027, Callable 2007++.............       6,861,520
               16,290,000       Republic New York Corp., 7.20%,
                                7/15/2097..............................      13,478,346
               13,995,000       Safeco Corp., 6.875%, 7/15/2007........      12,792,690
               17,500,000       St. Paul Companies, Inc., 8.125%,
                                4/15/2010..............................      17,380,650
                                                                          -------------
                                                                            213,893,825
             TRANSPORTATION: 1.3%
                6,923,876       Consolidated Rail Corp., 6.76%,
                                5/25/2015..............................       6,545,556
               12,390,000       Consolidated Rail Corp., 9.75%,
                                6/15/2020..............................      13,545,491
               47,768,970       Union Pacific Corp., 6.33%, 1/2/2020...      41,753,424
                                                                          -------------
                                                                             61,844,471
             UTILITIES: 0.0%
                  750,000       Idaho Power Co. 1st Mtge., 9.50%,
                                1/1/2021, Callable 2001................         788,783
                                                                          -------------
                                                                            570,959,149
             FOREIGN (U.S. DOLLAR-DENOMINATED): 1.5%
             CANADIAN: 0.7%
                9,875,000       Canadian National Railway Co., 6.80%,
                                7/15/2018..............................       8,583,054
                8,640,000       Canadian Pacific Ltd., 9.45%,
                                8/1/2021...............................       9,214,646
               11,850,000       Hydro-Quebec, 7.50%, 4/1/2016..........      11,795,016
                                                                          -------------
                                                                             29,592,716
             CORPORATE: 0.5%
               15,800,000       Bank of Tokyo-Mitsubishi Ltd., 8.40%,
                                4/15/2010..............................      15,954,840
               10,000,000       HSBC Holdings PLC, 7.50%, 7/15/2009....       9,813,000
                                                                          -------------
                                                                             25,767,840
             INTERNATIONAL AGENCY: 0.3%
               17,545,000       Inter-American Development Bank,
                                7.125%, 3/15/2023, Callable 2003.......      16,038,937
                                                                          -------------
                                                                             71,399,493
                                                                          -------------
                                Total Bonds (cost $1,776,375,425)......   1,721,136,273
                                                                          -------------
SHORT-TERM     23,829,479       SSgA Prime Money Market Fund...........      23,829,479
INVESTMENTS:   67,770,000       State Street Repurchase Agreement,
1.9%                            6.35%, 7/3/2000........................      67,770,000
                                                                          -------------
                                Total Short-Term Investments (cost
                                $91,599,479)...........................      91,599,479
                                                                          -------------

             TOTAL INVESTMENTS (cost $4,473,435,573)......  100.2%        4,686,998,811
             OTHER ASSETS LESS LIABILITIES................   (0.2)           (9,689,800)
                                                            ------       --------------
             TOTAL NET ASSETS.............................  100.0%       $4,677,309,011
                                                            ======       ==============

               + Non-income producing
              ++ Cumulative Preferred Securities
               * CMO: Collateralized Mortgage Obligation
              ** REMIC: Real Estate Mortgage Investment Conduit

                 See accompanying Notes to Financial Statements
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                              D O D G E & C O X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                 Balanced Fund

                                Statement of Assets and Liabilities                June 30, 2000
                                ----------------------------------------------------------------
                                ASSETS:
                                Investments, at market value (identified cost
                                 $4,473,435,573)................................  $4,686,998,811
                                Receivable for paydowns on mortgage-backed
                                 securities.....................................         135,148
                                Receivable for Fund shares sold.................       3,533,066
                                Dividends and interest receivable...............      31,947,991
                                Prepaid expenses................................          39,375
                                                                                  --------------
                                                                                   4,722,654,391
                                                                                  --------------
                                LIABILITIES:
                                Payable for investments purchased...............       9,195,418
                                Payable for Fund shares redeemed................      33,699,499
                                Management fees payable.........................       1,995,896
                                Accounts payable................................         454,567
                                                                                  --------------
Net asset                                                                             45,345,380
value                                                                             --------------
per share $62.43                  NET ASSETS....................................  $4,677,309,011
                                                                                  ==============
Beneficial                      NET ASSETS CONSIST OF:
shares outstanding              Paid in capital.................................  $4,109,616,324
74,919,344                      Accumulated undistributed net investment
(par value $0.01 each,           income.........................................       3,184,008
unlimited                       Accumulated undistributed net realized gain on
shares                           investments....................................     350,945,441
authorized)                     Net unrealized appreciation on investments......     213,563,238
                                                                                  --------------
                                                                                  $4,677,309,011
                                                                                  ==============

                                Statement of Operations             Six Months Ended June 30, 2000
                                ------------------------------------------------------------------
                                INVESTMENT INCOME:
                                Dividends (net of foreign taxes of $316,473)....  $   36,388,252
                                Interest........................................      68,614,145
                                                                                  --------------
                                                                                     105,002,397
                                                                                  --------------
                                EXPENSES:
                                Management fees (Note 2)........................      12,135,217
                                Custodian and fund accounting fees..............         114,071
                                Transfer agent fees.............................         541,273
                                Professional fees...............................          21,843
                                Shareholder reports.............................          84,947
                                Registration fees...............................          31,644
                                Trustees' fees (Note 2).........................          12,000
                                Miscellaneous...................................          38,833
                                                                                  --------------
                                                                                      12,979,828
                                                                                  --------------
                                NET INVESTMENT INCOME...........................      92,022,569
                                                                                  --------------
                                REALIZED AND UNREALIZED GAIN (LOSS) ON
                                 INVESTMENTS:
                                 Net realized gain on investments...............     351,074,372
                                 Net unrealized depreciation on investments.....    (445,187,413)
                                                                                  --------------
                                  Net realized and unrealized loss on
                                   investments..................................     (94,113,041)
                                                                                  --------------
                                NET DECREASE IN NET ASSETS RESULTING FROM
                                 OPERATIONS.....................................  $   (2,090,472)
                                                                                  ==============

                 See accompanying Notes to Financial Statements
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                               D O D G E & C O X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                 Balanced Fund

        Statement of Changes in Net Assets
        -----------------------------------------------------------------------
                                            Six Months Ended         Year Ended
                                               June 30, 2000  December 31, 1999
        OPERATIONS:
        Net investment income.............    $   92,022,569    $   175,309,072
        Net realized gain.................       351,074,372        484,607,708
        Net unrealized depreciation.......      (445,187,413)       (36,942,549)
                                              --------------    ---------------
        Net increase (decrease) in net
         assets from operations...........        (2,090,472)       622,974,231
                                              --------------    ---------------
        DISTRIBUTIONS TO SHAREHOLDERS
         FROM:
        Net investment income.............       (91,639,562)      (174,300,777)
        Net realized gain.................      (156,044,440)      (372,974,271)
                                              --------------    ---------------
        Total distributions...............      (247,684,002)      (547,275,048)
                                              --------------    ---------------
        BENEFICIAL SHARE TRANSACTIONS:
        Amounts received from sale of
         shares...........................       512,588,248      1,034,002,523
        Net asset value of shares issued
         in reinvestment of
         distributions....................       239,638,103        534,611,195
        Amounts paid for shares redeemed..      (963,105,475)    (2,199,329,763)
                                              --------------    ---------------
        Net decrease from beneficial share
         transactions.....................      (210,879,124)      (630,716,045)
                                              --------------    ---------------
        Total decrease in net assets......      (460,653,598)      (555,016,862)

        NET ASSETS:
        Beginning of period...............     5,137,962,609      5,692,979,471
                                              --------------    ---------------
        End of period (including
         undistributed net investment
         income of $3,184,008 and
         $2,801,001, respectively)........    $4,677,309,011    $ 5,137,962,609
                                              ==============    ===============
        Shares sold.......................         7,987,962         15,078,796
        Shares issued in reinvestment of
         distributions....................         3,808,883          8,106,876
        Shares redeemed...................       (15,066,680)       (32,283,085)
                                              --------------    ---------------
        Net decrease in shares
         outstanding......................        (3,269,835)        (9,097,413)
                                              ==============    ===============

                 See accompanying Notes to Financial Statements
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
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                                       12

                               D O D G E & C O X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                 Balanced Fund

             Notes to Financial Statements
             ------------------------------------------------------------------

       1 Dodge & Cox Balanced Fund (the "Fund") is a separate series of Dodge & Cox Funds (the "Trust"). The Trust is organized as a Dela-ware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management in-vestment company. The Fund consistently follows accounting poli-cies which are in conformity with generally accepted accounting principles. Significant accounting policies are as follows: (a) Security valuation: stocks are valued at the latest quoted sales prices as of the close of the New York Stock Exchange or, if no sale, then a representative price within the limits of the bid and ask prices for the day; a security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security; long-term debt securities are priced on the basis of valuations furnished by pricing services which utilize both dealer-supplied valuations and electronic data processing techniques; securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees; short-term securities are valued at amortized cost which approximates current value; all securities held by the Fund are denominated in U.S. Dollars. (b) Security transactions are accounted for on the trade date in the financial statements. (c) Gains and losses on securities sold are determined on the basis of identified cost. (d) Dividend and interest income are recorded on the accrual basis. Premiums and discounts on debt securities pur-chased are amortized and accreted, respectively, to interest in-come over the lives of the respective securities. (e) Distribu-tions to shareholders of income and capital gains are reflected in the net asset value per share computation on the ex-dividend date.
             (f) No provision for Federal income taxes has been included in the accompanying financial statements since the Fund intends to dis-tribute all of its taxable income and otherwise continue to comply with requirements for regulated investment companies.

             The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

       2 Under a written agreement, the Fund pays an annual management fee of 1/2 of 1% of the Fund's average daily net asset value to Dodge & Cox, investment manager of the Fund. All officers and six of the trustees of the Trust are officers and employees of Dodge & Cox. Those trustees who are not affiliated with Dodge & Cox receive from the Trust an annual fee plus an attendance fee for each Board or Committee meeting attended. Payments to trustees are divided equally among each series of the Trust. The Trust does not pay any other remuneration to its officers or trustees.

       3 For the six months ended June 30, 2000, purchases and sales of securities, other than short-term securities, aggregated $727,884,455 and $1,039,503,324, respectively, of which U.S.
             government obligations aggregated $166,904,349 and $252,246,176, respectively. At June 30, 2000, the cost of investments for Federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized appreciation aggregated $213,563,238, of which $601,978,123 represented appreciated securities and $388,414,885 represented depreciated securities.

     The financial information has been taken from the records of the Fund and has not been audited by our independent accountants who do not express an opinion thereon. The financial statements of the Fund will be subject to audit by our independent accountants as of the close of the calendar year.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                               D O D G E & C O X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                 Balanced Fund

    Financial Highlights
    -----------------------------------------------------------------------------------

    SELECTED DATA AND RATIOS (for a share outstanding throughout each period)

                               Six Months Ended
                                       June 30,             Year Ended December 31,
                               ----------------  --------------------------------------
                                           2000    1999    1998    1997    1996    1995
     Net asset value,
     beginning of period                 $65.71  $65.22  $66.78  $59.82  $54.60  $45.21
     Income from investment
     operations:
      Net investment income                1.25    2.24    2.24    2.21    1.98    1.90
      Net realized and
       unrealized gain (loss)             (1.19)   5.45    2.17   10.24    5.92   10.58
                                --------------------------------------------------------
      Total from investment
       operations                          0.06    7.69    4.41   12.45    7.90   12.48
                                --------------------------------------------------------
     Distributions to
     shareholders from:
      Net investment income               (1.23)  (2.22)  (2.23)  (2.22)  (1.99)  (1.90)
      Net realized gain                   (2.11)  (4.98)  (3.74)  (3.27)   (.69)  (1.19)
                                --------------------------------------------------------
      Total distributions                 (3.34)  (7.20)  (5.97)  (5.49)  (2.68)  (3.09)
                                --------------------------------------------------------
     Net asset value, end of
     period                              $62.43  $65.71  $65.22  $66.78  $59.82  $54.60
                                ========================================================
     Total return                          .09%  12.06%   6.70%  21.21%  14.75%  28.02%

     Ratios/supplemental data:
      Net assets, end of
       period (millions)                 $4,677  $5,138  $5,693  $5,077  $3,630  $1,800
      Ratio of expenses to
       average net assets                  .53%*   .53%    .54%    .55%    .56%    .57%
      Ratio of net investment
       income to average net
       assets                             3.77%*  3.18%   3.29%   3.39%   3.60%   3.85%
      Portfolio turnover rate               15%     17%     26%     32%     17%     20%

    *Annualized

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                               D O D G E & C O X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                 Balanced Fund

Officers & Trustees
--------------------------------------------------------------------------------

Harry R. Hagey, Chairman & Trustee
Chairman & CEO, Dodge & Cox

John A. Gunn, President & Trustee
President, Dodge & Cox

A. Horton Shapiro, Executive Vice President & Trustee
Senior Vice President, Dodge & Cox

Katherine Herrick Drake, Vice President & Trustee
Vice President, Dodge & Cox

Dana M. Emery, Vice President & Trustee
Senior Vice President, Dodge & Cox

Kenneth E. Olivier, Vice President & Trustee
Senior Vice President, Dodge & Cox

L. Dale Crandall, Trustee
President, Kaiser Foundation Health Plan and Hospitals

Max Gutierrez, Jr., Trustee
Partner, Brobeck, Phleger & Harrison, Attorneys

John B. Taylor, Trustee
Professor of Economics, Stanford University

Will C. Wood, Trustee
Principal, Kentwood Associates, Financial Advisers

John M. Loll, Treasurer & Asst. Secretary
Vice President & Treasurer, Dodge & Cox

Thomas M. Mistele, Secretary & Asst. Treasurer
Vice President, Secretary & General Counsel, Dodge & Cox


Lehman Brothers(R) is a trademark of Lehman Brothers, Inc.; Moody's(R) is a trademark of Moody's Investors Services, Inc.; and Standard & Poor's, Standard & Poor's 500, and S&P 500(R) are trademarks of The McGraw-Hill Companies, Inc.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

             D O D G E & C O X                         D O D G E & C O X
             -----------------                         -----------------
                Income Fund
                                                           Income Fund
            Investment Manager                          Established 1989
                Dodge & Cox
            One Sansome Street
                35th Floor
         San Francisco, California
                94104-4443

              (415) 981-1710

      For Fund literature and account
       information, please visit the
            Funds' web site at:

            www.dodgeandcox.com

             or write or call:

             Dodge & Cox Funds
    c/o Boston Financial Data Services
               P.O. Box 9051
     Boston, Massachusetts 02205-9051

              (800) 621-3979

             -----------------

  This report is submitted for the general
information of the shareholders of the Fund.           Semi-Annual Report
The report is not authorized for distribution            June 30, 2000
to prospective investors in the Fund unless
it is accompanied by a current prospectus.             -----------------
                                                       -----------------
        -----------------                              -----------------

6/00 IF SAR Printed on recycled paper

                              D O D G E & C O X
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 Income Fund

To Our Shareholders
--------------------------------------------------------------------------------

The Dodge & Cox Income Fund had a total return of 1.3% for the quarter ended June 30, 2000 and 3.5% for the first half of 2000. These compared with total returns of 1.7% and 4.0%, respectively, for the Lehman Brothers Aggregate Bond Index (LBAG). Average annual total returns for longer periods are listed on page three of this report. At the end of the second quarter the Fund's $924 million in assets were invested 98% in fixed-income securities and 2% in cash equivalents.

Treasury Yields Stable Despite Strong Economic News and a "Restrictive" Federal Reserve

Despite intra-period volatility, U.S. Treasury yield changes were fairly small over the course of the second quarter. Most U.S. Treasury rates fell slightly, with the exception of the very longest Treasury rates, which rose slightly. Higher long rates led to price declines on the Fund's longer-duration securities. (Duration is a measure of a bond's price sensitivity to changes in interest rates.) This meant that the Fund's earned income was partially offset by the negative price performance of these securities.

The first half of the quarter was marked by rising Treasury yields; strong economic news and an active Federal Reserve held sway over the market. As expected, the Federal Open Market Committee raised the targeted Fed Funds rate to 6.50% on May 16; the Fed has now raised its target rate for Federal Funds by 175 basis points (one basis point equals 1/100th of one percent) since the second quarter of 1999. Sentiment shifted quickly in the second half of the quarter as economic reports, including the May employment report, hinted at a slower-growing domestic economy. Treasury yields fell as the market began to anticipate a more manageable, less inflationary economic growth rate.

The Fund's performance relative to that of the LBAG was positively affected by its higher-than-market yield and lower-than-market duration. We continue to maintain the Fund's duration slightly shorter than that of the benchmark because of our ongoing concerns about future inflation. The Fund's overweight position in the corporate sector detracted from relative performance due to wider yield premiums. In many cases, corporate yield premiums, especially those in the finance and Yankee (U.S. dollar-denominated securities from foreign issuers) sectors, are at the highest levels seen in 20 years. The Fund's emphasis on longer-duration corporate securities exacerbated this relative underperformance.

Corporate Yield Premiums Revisit Historical Wide Levels

Despite ongoing strength in the domestic economy, corporate yield premiums have reached the wide levels of the 1990-91 recession and the fall of 1998 "flight to quality." The current yield premiums of corporate bonds are significantly wider than "required" as compensation for historical default and recovery rates for the period of 1970-1999*. While the level of yield premiums can be partially attributed to market volatility and a current preference for more liquid securities, we believe they are larger than warranted given the underlying credit fundamentals. This creates an opportunity for investors like Dodge & Cox who have a long-term investment horizon and the capability to conduct thorough fundamental, individual security research. In response to this opportunity, we targeted a higher corporate allocation and purchased the following issues during the quarter:

 . A 1.0% position of ten-year St. Paul Companies notes at a yield premium of 225 basis points; this is equivalent to a yield to maturity of 8.9%. This A1/A+ rated insurer is the country's fourth largest commercial property-liability underwriter.

 . Source: Moody's Investors Service Historical Default Rates of Corporate Bond
  Issuers, 1920-1999.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               D O D G E & C O X
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                  Income Fund

 . A 1.0% position of Phillips Petroleum 10-year notes, rated Baa2/BBB with a yield to maturity of 8.8%. Founded in Bartlesville, Oklahoma in 1917, this integrated petroleum company had $15 billion in assets at year-end 1999 and $14 billion of revenues for the year.

 . A 1.0% position of twenty-year debentures issued by Dillard's Inc., at yield premiums of 514 (11.1% yield to maturity) and 458 basis points (10.6% yield to maturity), respectively, to comparable U.S. Treasuries. As the country's third largest department store chain with 1999 revenues of $8.7 billion, Dillard's carries a senior rating of Baa1/BBB.

 . Finally, we added to the portfolio's current holdings in asset-backed securities, specifically Rate Reduction bonds issued through a special purpose trust created by PG&E.

In total, we increased the Fund's corporate allocation, including Yankees and asset-backed securities, from 41% at the beginning of the quarter to 44% by quarter-end.

Looking Ahead: Selective Additions and Inflation Concerns

As we indicated above, the Fund's overweight position in the corporate sector contributed to the Fund's underperformance this year. Nevertheless, we remain convinced that a relatively high-yielding portfolio featuring investment-grade corporate and mortgage-related securities is essential to our goal of seeking above-average relative performance over the long term. We believe that our focus on research and security selection is particularly appropriate in the current environment. We therefore continue our strategy of emphasizing those issuers and sectors whose long-term total return potential, in our view, is underestimated by the market. Over longer time periods, the higher yield from the Fund's non-U.S. Treasury securities offers the opportunity for higher total returns, through a combination of higher income and better relative price performance.

In response to our concern that inflation will continue to rise in 2000 due to the tight U.S. labor markets, the pace of global economic growth, higher import prices, the strong housing market and the level of oil prices, we continue to position the portfolio "defensively" by maintaining the portfolio's effective duration slightly shorter than that of the LBAG. In addition, the Fund holds a 6.8% position in Treasury Inflation Protected Securities (TIPS). These securities offer an attractive real (inflation-adjusted) yield of 3.9 to 4.0% and offer inflation protection through an adjustment to the principal value based on changes in the consumer price index (CPI). This feature has proven beneficial as year-over-year CPI rose by 3.7% as of June 30.

As always, we welcome your thoughts and questions, and appreciate your confidence in our firm as a shareholder of the Dodge & Cox Income Fund.

For the Board of Trustees,

/s/ Harry R. Hagey                 /s/ A. Horton Shapiro
-----------------------------      -----------------------------
Harry R. Hagey, Chairman           A. Horton Shapiro, Executive Vice President

July 31, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               D O D G E & C O X
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                  Income Fund

Objective The Fund seeks a high and stable rate of current income, consistent with long-term preservation of capital. A secondary objective is to take advantage of opportunities to realize capital appreciation.

Strategy The Fund invests in a diversified portfolio consisting primarily of high-quality bonds and other fixed-income securities, including U.S. government obligations, mortgage and asset-backed securities, corporate bonds, collateralized mortgage obligations (CMOs) and others rated A or better by either S&P or Moody's.

          The proportions held in the various fixed-income securities will be revised in light of Dodge & Cox's appraisal of the economy, the relative yields of securities in the various market sectors, the investment prospects for issuers and other factors. In selecting securities, Dodge & Cox will consider many factors, including yield to maturity, quality, liquidity, current yield and capital appreciation potential.

Ten Years of Investment Performance                        through June 30, 2000
--------------------------------------------------------------------------------
                        [PERFORMANCE GRAPH APPEARS HERE]

                                     10 YEARS            10 YEARS
                                      LBAG            INCOME FUND
                                    --------          -----------
                 7/1/1990            $10,000              $10,000
                6/30/1991            $11,070              $11,060
                6/30/1992            $12,627              $12,784
                6/30/1993            $14,118              $14,483
                6/30/1994            $13,932              $14,340
                6/30/1995            $15,680              $16,352
                6/30/1996            $16,466              $17,134
                6/30/1997            $17,809              $18,568
                6/30/1998            $19,337              $20,253
                6/30/1999            $20,303              $22,179
                6/30/2000            $21,231              $22,027

Average annual total return for periods ended June 30, 2000            1 Year   5 Years   10 Years
--------------------------------------------------------------------------------------------------
Dodge & Cox Income Fund                                                 3.99%     6.13%     8.21%
Lehman Brothers Aggregate Bond Index (LBAG)                             4.56      6.25      7.82

The chart covers the period from July 1, 1990 to June 30, 2000. It compares a $10,000 investment made in the Dodge & Cox Income Fund to a $10,000 investment made in the LBAG. The LBAG is a widely recognized, unmanaged index of U.S. dol-lar-denominated investment grade fixed-income securities. The Fund's total re-turns include the reinvestment of dividend and capital gain distributions. In-dex returns include interest income and, unlike Fund returns, do not reflect fees or expenses. Past performance does not guarantee future results. Invest-ment return and share price will fluctuate with market conditions, and invest-ors may have a gain or loss when shares are sold.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               D O D G E & C O X
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                  Income Fund

Fund Information                                                   June 30, 2000
--------------------------------------------------------------------------------

General Information
--------------------------------------------------------------------------------
Net Asset Value Per Share                                               $ 11.41
Total Net Assets (millions)                                             $   924
30-Day SEC Yield*                                                          7.12%
1999 Expense Ratio                                                         0.46%
1999 Portfolio Turnover                                                      24%
Fund Inception Date                                                        1989

Investment Manager: Dodge & Cox, San Francisco.
Managed by the Fixed-Income Strategy Committee, whose ten members' average tenure at Dodge & Cox is 12 years, and by the Investment Policy Committee, whose eight members' average tenure at Dodge & Cox is 22 years.

Asset Allocation
--------------------------------------------------------------------------------
                           [PIE CHART APPEARS HERE]
Short-Term Investments:                                                       2%
Fixed-Income Securities:                                                     98%

Fixed-Income Securities
Characteristics
--------------------------------------------------------------------------------
Number of Fixed-Income Securities                                            111
Average Quality                                                               AA
Average Maturity                                                      11.5 years
Effective Duration                                                    4.75 years

Sector Breakdown                                                       % of Fund
--------------------------------------------------------------------------------
U.S. Treasury and Government Agency                                         16.0
Federal Agency CMO and REMIC+                                               20.7
Federal Agency Mortgage Pass-Through                                        17.5
Asset-Backed                                                                 3.3
Corporate                                                                   35.5
Foreign (U.S. dollar-denominated)                                            5.0
Short-Term Investments                                                       2.0

+ Collateralized Mortgage Obligation and Real Estate Mortgage Investment Conduit

Moody's/Standard & Poor's
--------------------------------------------------------------------------------

Quality Ratings                                                        % of Fund
--------------------------------------------------------------------------------
U.S. Government & Government Agencies                                       54.1
Aaa/AAA                                                                      3.3
Aa/AA                                                                        0.2
A/A                                                                         17.6
Baa/BBB                                                                     22.8
Short-Term Investments                                                       2.0

Maturity Breakdown                                                     % of Fund
--------------------------------------------------------------------------------
0-1 Years to Maturity                                                        6.5
1-5                                                                         30.0
5-10                                                                        36.7
10-15                                                                        3.0
15-20                                                                        7.0
20-25                                                                        4.2
25 and Over                                                                 12.6

* An annualization of the Fund's total net investment income per share for the 30-day period ended on the last day of the month.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               D O D G E & C O X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                  Income Fund

           Portfolio of Investments                                                 June 30, 2000
           --------------------------------------------------------------------------------------
           PAR VALUE                                                                 MARKET VALUE
BONDS:     U.S. TREASURY AND GOVERNMENT AGENCY: 16.0%
98.0%      U.S. TREASURY: 12.6%
           $20,640,165       U.S. Treasury Inflation-Indexed Bond, 3.625%,
                             4/15/2028.........................................    $   19,672,554
            12,319,525       U.S. Treasury Inflation-Indexed Bond, 3.875%,
                             4/15/2029.........................................        12,269,508
            31,629,564       U.S. Treasury Inflation-Indexed Note, 3.875%,
                             1/15/2009.........................................        31,145,316
            40,000,000       U.S. Treasury Notes, 6.625%, 6/30/2001............        40,050,000
            10,800,000       U.S. Treasury Notes, 6.25%, 1/31/2002.............        10,762,848
             2,000,000       U.S. Treasury Notes, 6.25%, 2/15/2003.............         1,992,820
                                                                                   --------------
                                                                                      115,893,046
           GOVERNMENT AGENCY: 3.4%
             5,257,885       Govt. Small Business Admin. 504 Series 97-20E,
                             7.30%, 5/1/2017...................................         5,149,025
             5,852,076       Govt. Small Business Admin. 504 Series 97-20J,
                             6.55%, 10/1/2017..................................         5,508,259
             5,696,019       Govt. Small Business Admin. 504 Series 98-20C,
                             6.35%, 3/1/2018...................................         5,298,332
             6,537,913       Govt. Small Business Admin. 504 Series 98-20H,
                             6.15%, 8/1/2018...................................         6,002,340
             5,254,181       Govt. Small Business Admin. 504 Series 99-20C,
                             6.30%, 3/1/2019...................................         4,850,815
             4,796,256       Govt. Small Business Admin. 504 Series 99-20I,
                             7.30%, 9/1/2019...................................         4,684,675
                                                                                   --------------
                                                                                       31,493,446
                                                                                   --------------
                                                                                      147,386,492
           FEDERAL AGENCY CMO* AND REMIC**: 20.7%
            11,674,837       Federal Home Loan Mtge. Corp., 7.10%, 11/15/2006..        11,671,100
             5,977,500       Federal Home Loan Mtge. Corp., 8.00%, 4/15/2007...         6,057,778
            13,284,798       Federal Home Loan Mtge. Corp., 6.00%, 8/15/2008...        12,711,825
            20,100,000       Federal Home Loan Mtge. Corp., 6.00%, 10/15/2008..        18,881,337
            40,000,000       Federal Home Loan Mtge. Corp., 6.00%, 11/15/2008..        38,850,000
            20,000,000       Federal Home Loan Mtge. Corp., 6.50%, 4/15/2022...        19,131,200
            10,000,000       Federal Home Loan Mtge. Corp., 6.00%, 6/17/2022...         9,137,500
             3,000,000       Federal Natl. Mtge. Assn., 7.00%, 2/25/2007.......         2,982,180
            12,761,347       Federal Natl. Mtge. Assn., 7.00%, 7/17/2015.......        12,749,352
            17,000,000       Federal Natl. Mtge. Assn., 6.25%, 3/25/2023.......        16,298,750
             9,000,000       Federal Natl. Mtge. Assn., 6.00%, 6/25/2023.......         8,184,330
            12,616,000       Veterans Affairs Vendee Mtge. Trust, 7.00%,
                             6/15/2010.........................................        12,237,520
            15,277,000       Veterans Affairs Vendee Mtge. Trust, 7.25%,
                             7/15/2016.........................................        15,267,376
             6,991,122       Veterans Affairs Vendee Mtge. Trust, 8.00%,
                             7/15/2018.........................................         7,028,244
                                                                                   --------------
                                                                                      191,188,492
           FEDERAL AGENCY MORTGAGE PASS-THROUGH: 17.5%
                 5,389       Federal Home Loan Mtge. Corp., 7.00%, 1/1/2003....             5,355
                 1,563       Federal Home Loan Mtge. Corp., 6.00%, 10/1/2003...             1,532
               885,521       Federal Home Loan Mtge. Corp., 8.00%, 12/1/2003...           889,967
                17,140       Federal Home Loan Mtge. Corp., 7.00%, 3/1/2006....            17,020
                75,001       Federal Home Loan Mtge. Corp., 7.00%, 9/1/2006....            74,331
               219,374       Federal Home Loan Mtge. Corp., 7.25%, 1/1/2008....           218,518
               137,153       Federal Home Loan Mtge. Corp., 8.00%, 1/1/2008....           137,841
               176,518       Federal Home Loan Mtge. Corp., 8.00%, 1/1/2008....           177,327
               104,141       Federal Home Loan Mtge. Corp., 7.50%, 10/1/2008...           103,576
             3,394,555       Federal Home Loan Mtge. Corp., 7.00%, 11/1/2008...         3,357,215
               193,637       Federal Home Loan Mtge. Corp., 8.00%, 5/1/2009....           194,524
                56,511       Federal Home Loan Mtge. Corp., 8.25%, 5/1/2009....            56,997
               355,959       Federal Home Loan Mtge. Corp., 8.00%, 8/1/2009....           358,184
                24,315       Federal Home Loan Mtge. Corp., 6.50%, 6/1/2012....            23,826

                 See accompanying Notes to Financial Statements
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                               D O D G E & C O X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                  Income Fund

               Portfolio of Investments                                                June 30, 2000
               -------------------------------------------------------------------------------------
               PAR VALUE                                                                MARKET VALUE
BONDS          FEDERAL AGENCY MORTGAGE PASS-THROUGH (continued)
(Continued)    $19,490,246       Federal Home Loan Mtge. Corp., 7.90%, 2/17/2021...    $   19,679,691
                 9,645,515       Federal Natl. Mtge. Assn., 6.825%, 5/1/2006.......         9,408,763
                 3,536,157       Federal Natl. Mtge. Assn., 7.50%, 9/1/2007........         3,541,462
                 1,006,537       Federal Natl. Mtge. Assn., 6.25%, 12/1/2007.......           989,275
                 8,917,274       Federal Natl. Mtge. Assn., 7.00%, 7/1/2008........         8,836,662
                 9,830,201       Federal Natl. Mtge. Assn., 5.90%, 12/1/2008.......         9,026,727
                 9,222,562       Federal Natl. Mtge. Assn., 6.50%, 12/1/2008.......         9,015,700
                15,036,906       Federal Natl. Mtge. Assn., 5.50%, 6/1/2009........        14,221,304
                 7,381,214       Federal Natl. Mtge. Assn., 6.50%, 7/1/2009........         7,199,119
                 3,164,858       Federal Natl. Mtge. Assn., 8.00%, 8/1/2010........         3,197,836
                   365,172       Federal Natl. Mtge. Assn., 7.50%, 2/1/2011........           365,092
                 1,052,713       Federal Natl. Mtge. Assn., 8.00%, 1/1/2012........         1,066,409
                   156,691       Federal Natl. Mtge. Assn., 6.50%, 1/1/2013........           154,778
                 1,252,319       Federal Natl. Mtge. Assn., 8.00%, 8/1/2022........         1,270,540
                 3,028,200       Govt. Natl. Mtge. Assn., 7.25%, 2/15/2006.........         3,038,041
                 3,971,818       Govt. Natl. Mtge. Assn., 7.50%, 7/15/2007.........         4,009,114
                12,346,934       Govt. Natl. Mtge. Assn., 7.00%, 4/15/2009.........        12,250,011
                12,236,038       Govt. Natl. Mtge. Assn., 6.50%, 7/15/2009.........        11,991,195
                 6,346,817       Govt. Natl. Mtge. Assn., 7.50%, 9/15/2017.........         6,359,384
                 1,384,303       Govt. Natl. Mtge. Assn., 7.80%, 6/15/2020.........         1,396,069
                 1,050,855       Govt. Natl. Mtge. Assn., 7.80%, 7/15/2020.........         1,059,787
                 1,109,263       Govt. Natl. Mtge. Assn., 7.80%, 7/15/2020.........         1,118,692
                 3,268,976       Govt. Natl. Mtge. Assn., 7.80%, 8/15/2020.........         3,296,762
                 1,699,218       Govt. Natl. Mtge. Assn., 7.80%, 9/15/2020.........         1,713,662
                   844,122       Govt. Natl. Mtge. Assn., 7.80%, 10/15/2020........           851,298
                   996,300       Govt. Natl. Mtge. Assn., 7.80%, 11/15/2020........         1,004,769
                 1,422,115       Govt. Natl. Mtge. Assn., 7.80%, 1/15/2021.........         1,433,036
                 3,733,414       Govt. Natl. Mtge. Assn., 7.80%, 1/15/2021.........         3,762,086
                 4,030,690       Veterans Affairs Vendee Mtge. Trust, 9.292%,
                                 5/15/2025.........................................         4,247,339
                10,606,334       Veterans Affairs Vendee Mtge. Trust, 8.089%,
                                 10/15/2027........................................        10,795,233
                                                                                       --------------
                                                                                          161,916,049
               ASSET-BACKED SECURITIES: 3.3%
                14,395,000       CA Infrastructure and Econ. Dev. Bank Special
                                 Purpose Trust PGE-1 Rate Reduction Ctf. 1997-1 A-
                                 7, 6.42%, 9/25/2008...............................        13,983,447
                10,639,182       ComEd Transitional Funding Trust Notes Series
                                 1998-1 Class A-2, 5.29%, 6/25/2003................        10,519,491
                 5,774,237       PP&L Transition Bond Series 1999-1 A-1, 6.08%,
                                 3/25/2003.........................................         5,745,365
                                                                                       --------------
                                                                                           30,248,303
               CORPORATE: 35.5%
               INDUSTRIAL: 20.2%
                20,000,000       Dana Corp., 7.00%, 3/1/2029.......................        16,425,800
                13,250,000       Dillard's, Inc., 7.13%, 8/1/2018..................         9,729,342
                20,000,000       Eastman Chemical Co., 7.25%, 1/15/2024............        17,501,400
                20,000,000       J.E. Seagram & Sons, Inc., 7.50%, 12/15/2018......        19,131,600
                20,000,000       Lockheed Martin Corp., 7.65%, 5/1/2016............        18,986,800
                12,500,000       Lockheed Martin Corp., 7.75%, 5/1/2026............        11,705,625
                 5,000,000       May Department Stores, 7.625%, 8/15/2013..........         4,914,550
                 7,500,000       May Department Stores, 7.875%, 8/15/2036, Callable
                                 2016..............................................         6,670,950
                 9,000,000       Phillips Petroleum Co., 8.75%, 5/25/2010..........         9,480,780

                 See accompanying Notes to Financial Statements
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
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                                       6

                               D O D G E & C O X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                  Income Fund

              Portfolio of Investments                                                    June 30, 2000
              -----------------------------------------------------------------------------------------
                   PAR VALUE                                                               MARKET VALUE
BONDS         INDUSTRIAL (continued)
(Continued)   $   20,000,000       Raychem Corp., 7.20%, 10/15/2008..................    $   18,897,400
                  10,000,000       Raytheon Co., 6.75%, 8/15/2007....................         9,395,300
                  12,500,000       Raytheon Co., 6.75%, 3/15/2018....................        10,808,500
                  16,600,000       Time Warner Entertainment, 8.375%, 7/15/2033......        16,735,290
                   2,500,000       Union Camp Corp., 9.25%, 2/1/2011.................         2,682,875
                  15,034,000       Walt Disney Co., 7.55%, 7/15/2093, Callable 2023..        13,590,586
                                                                                         --------------
                                                                                            186,656,798
              FINANCE: 10.4%
                   6,000,000       BankAmerica Capital II, 8.00%, 12/15/2026,
                                   Callable 2006++...................................         5,424,360
                   1,450,000       Barclays No. American Capital, 9.75%, 5/15/2021,
                                   Callable 2001.....................................         1,528,430
                   1,000,000       CIGNA Corp., 7.65%, 3/1/2023......................           921,090
                   5,430,000       Citicorp Capital Trust I, 7.933%, 2/15/2027,
                                   Callable 2007++...................................         4,947,273
                   3,065,000       Citicorp Capital Trust II, 8.015%, 2/15/2027,
                                   Callable 2007++...................................         2,832,857
                  21,000,000       EOP Operating Limited Partnership, 8.375%,
                                   3/15/2006.........................................        21,292,740
                   4,000,000       First Nationwide Bank, 10.00%, 10/1/2006..........         4,280,720
                  13,500,000       GMAC, 8.875%, 6/1/2010, Putable 2005..............        14,559,210
                   4,500,000       Hartford Financial Services Group, 8.30%,
                                   12/1/2001.........................................         4,550,805
                  10,000,000       Hartford Financial Services Group, 6.375%,
                                   11/1/2002.........................................         9,772,500
                   7,500,000       Republic New York Corp., 7.20%, 7/15/2097.........         6,205,500
                  10,000,000       Safeco Corp., 7.875%, 3/15/2003...................         9,995,300
                  10,000,000       St. Paul Companies, Inc., 8.125%, 4/15/2010.......         9,931,800
                                                                                         --------------
                                                                                             96,242,585
              TRANSPORTATION: 4.7%
                  15,000,000       Burlington Northern Santa Fe Railway, 7.57%,
                                   1/2/2021..........................................        14,384,700
                   5,630,000       Consolidated Rail Corp., 9.75%, 6/15/2020.........         6,155,054
                     400,000       Norfolk & Western Railroad, 10.125%, 7/1/2000.....           400,000
                   6,267,996       Union Pacific Corp., 6.85%, 1/2/2019..............         5,649,847
                  18,802,078       Union Pacific Corp., 6.70%, 2/23/2019.............        17,273,281
                                                                                         --------------
                                                                                             43,862,882
              UTILITIES: 0.2%
                   1,500,000       Idaho Power Co. 1st Mtge., 9.50%, 1/1/2021,
                                   Callable 2001.....................................         1,577,565
                                                                                         --------------
                                                                                            328,339,830
              FOREIGN (U.S. DOLLAR-DENOMINATED): 5.0%
              CORPORATE: 3.2%
                   9,450,000       Bank of Tokyo-Mitsubishi Ltd., 8.40%, 4/15/2010...         9,542,610
                  20,000,000       HSBC Holdings PLC, 7.50%, 7/15/2009...............        19,626,000
                                                                                         --------------
                                                                                             29,168,610
              CANADIAN: 1.8%
                   7,062,000       Canadian Pacific Ltd., 9.45%, 8/1/2021............         7,531,694
                   9,000,000       Hydro-Quebec, 8.05%, 7/7/2024, Putable 2006.......         9,545,130
                                                                                         --------------
                                                                                             17,076,824
                                                                                         --------------
                                                                                             46,245,434
                                                                                         --------------
                                   Total Bonds (cost $934,759,834)...................       905,324,600
                                                                                         --------------

                 See accompanying Notes to Financial Statements
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                                       7

                               D O D G E & C O X
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                  Income Fund

              Portfolio of Investments                                            June 30, 2000
              ---------------------------------------------------------------------------------
               PAR VALUE                                                           MARKET VALUE
SHORT-TERM    $4,516,202       SSgA Prime Money Market Fund......................  $  4,516,202
INVESTMENTS:                                                                       ------------
0.5%                           Total Short-Term Investments (cost $4,516,202)....     4,516,202
                                                                                   ------------

              TOTAL INVESTMENTS (cost $939,276,036)...................   98.5%      909,840,802
              OTHER ASSETS LESS LIABILITIES...........................    1.5        14,327,199
                                                                        ------     ------------
              TOTAL NET ASSETS........................................  100.0%     $924,168,001
                                                                        ======     ============

               *  CMO: Collateralized Mortgage Obligation
              **  REMIC: Real Estate Mortgage Investment Conduit
              ++  Cumulative Preferred Securities

                  See accompanying Notes to Financial Statements
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               D O D G E & C O X
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                  Income Fund

                           Statement of Assets and Liabilities                             June 30, 2000
                           -----------------------------------------------------------------------------
                           ASSETS:
                           Investments, at market value (identified cost $939,276,036)....  $909,840,802
                           Receivable for paydowns on mortgage-backed securities..........        66,006
                           Receivable for Fund shares sold................................     1,836,387
                           Interest receivable............................................    13,486,693
                           Prepaid expenses...............................................        30,567
                                                                                            ------------
                                                                                             925,260,455
                                                                                            ------------
                           LIABILITIES:
                           Payable for Fund shares redeemed...............................       659,645
                           Management fees payable........................................       314,985
                           Accounts payable...............................................       117,824
                                                                                            ------------
Net asset                                                                                      1,092,454
value                                                                                       ------------
per share $11.41
                             NET ASSETS...................................................  $924,168,001
Beneficial                                                                                  ============
shares outstanding         NET ASSETS CONSIST OF:
81,015,801                 Paid in capital................................................  $952,705,260
(par value $0.01 each,     Accumulated undistributed net investment income................     1,618,446
unlimited shares           Accumulated undistributed net realized loss on investments.....      (720,471)
authorized)                Net unrealized depreciation on investments.....................   (29,435,234)
                                                                                            ------------
                                                                                            $924,168,001
                                                                                            ============

                 See accompanying Notes to Financial Statements
-------------------------------------------------------------------------------
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                                       9

                                   DODGE&COX

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                  Income Fund
Statement of Operations
                                                  Six Months Ended June 30, 2000
--------------------------------------------------------------------------------



INVESTMENT INCOME:
Interest........................................................... $34,483,551
                                                                    -----------


EXPENSES:
Management fees (Note 2)...........................................   1,975,691
Custodian fees.....................................................      32,259
Transfer agent fees................................................      71,762
Professional fees..................................................      23,112
Shareholder reports................................................      32,260
Registration fees..................................................      53,538
Trustees' fees (Note 2)............................................      10,500
Miscellaneous......................................................       5,778
                                                                    -----------
                                                                      2,204,900
                                                                    -----------
NET INVESTMENT INCOME..............................................  32,278,651
                                                                    -----------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized loss on investments..................................    (372,007)
 Net unrealized appreciation on investments........................     902,524
                                                                    -----------
  Net realized and unrealized gain on investments..................     530,517
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............... $32,809,168
                                                                    ===========

                 See accompanying Notes to Financial Statements

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-------------------------------------------------------------------------------
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                                       10

                              D O D G E  &  C O X

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                  Income Fund
          Statement of Changes in Net Assets
          ---------------------------------------------------------------------

                                                           Six Months Ended         Year Ended
                                                              June 30, 2000  December 31, 1999
        OPERATIONS:
        Net investment income.............................    $  32,278,651      $  60,383,826
        Net realized loss.................................         (372,007)          (239,332)
        Net unrealized appreciation (depreciation)........          902,524        (67,646,328)
                                                              -------------      -------------
        Net increase (decrease) in net assets from
         operations.......................................       32,809,168         (7,501,834)
                                                              -------------      -------------
        DISTRIBUTIONS TO SHAREHOLDERS FROM:
        Net investment income.............................      (31,809,678)       (59,584,527)
        Net realized gain.................................          (76,925)        (3,016,202)
                                                              -------------      -------------
        Total distributions...............................      (31,886,603)       (62,600,729)
                                                              -------------      -------------
        BENEFICIAL SHARE TRANSACTIONS:
        Amounts received from sale of shares..............      172,794,981        398,340,184
        Net asset value of shares issued in reinvestment
         of distributions.................................       24,171,975         44,688,775
        Amounts paid for shares redeemed..................     (247,683,890)      (350,923,665)
                                                              -------------      -------------
        Net increase (decrease) from beneficial share
         transactions.....................................      (50,716,934)        92,105,294
                                                              -------------      -------------
        Total increase (decrease) in net assets...........      (49,794,369)        22,002,731
        NET ASSETS:
        Beginning of period...............................      973,962,370        951,959,639
                                                              -------------      -------------
        End of period (including undistributed net
         investment income of $1,618,446 and $1,149,473,
         respectively)....................................    $ 924,168,001      $ 973,962,370
                                                              =============      =============
        Shares sold.......................................       15,086,731         33,584,943
        Shares issued in reinvestment of distributions....        2,125,143          3,836,354
        Shares redeemed...................................      (21,654,621)       (29,682,780)
                                                              -------------      -------------
        Net increase (decrease) in shares outstanding.....       (4,442,747)         7,738,517
                                                              =============      =============

                 See accompanying Notes to Financial Statements

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                                       11

                              D O D G E & C O X
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 Income Fund

             Notes to Financial Statements
             -------------------------------------------------------------------

       1 Dodge & Cox Income Fund (the "Fund") is a separate series of Dodge & Cox Funds (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consistently follows accounting policies which are in conformity with generally accepted accounting principles. Significant accounting policies are as follows: (a) Security valuation: long-term debt securities are priced on the basis of valuations furnished by pricing services which utilize both dealer-supplied valuations and electronic data processing techniques; securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees; short-term securities are valued at amortized cost which approximates current value; all securities held by the Fund are denominated in U.S. Dollars. (b) Security transactions are accounted for on the trade date in the financial statements.
             (c) Gains and losses on securities sold are determined on the basis of identified cost. (d) Interest income is recorded on the accrual basis. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities.
             (e) Distributions to shareholders of income and capital gains are reflected in the net asset value per share computation on the ex-dividend date. (f) No provision for Federal income taxes has been included in the accompanying financial statements since the Fund intends to distribute all ofits taxable income and otherwise continue to comply with requirements for regulatedinvestment companies.

             The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial state-ments. Actual results could differ from those estimates.

       2 Under a written agreement, the Fund pays an annual management fee of 5/10 of 1% of the Fund's average daily net asset value up to $100 million and 4/10 of 1% of the Fund's average daily net asset value in excess of $100 million to Dodge & Cox, investment man-ager of the Fund. The agreement further provides that Dodge & Cox shall waive its fee to the extent that such fee plus all other ordinary operating expenses of the Fund exceed 1% of the average daily net asset value for the year. All officers and six of the trustees of the Trust are officers and employees ofDodge & Cox. Those trustees who are not affiliated with Dodge & Cox receive from the Trust an annual fee plus an attendance fee for each Board or Committee meeting attended. Payments to trustees are di-vided equally among each series of the Trust. The Trust does not pay any other remuneration to its officers or trustees.

       3 For the six months ended June 30, 2000, purchases and sales of securities, other than short-term securities, aggregated $182,788,581 and $222,580,169, respectively, of which U.S. gov-
             ernment obligations aggregated $96,573,927 and $153,008,876 re-spectively. At June 30, 2000, the cost of investments for Federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized depreciation aggregated $29,435,234, of which $3,515,480 represented appreciated securities and $32,950,714 represented depreciated securities.

     The financial information has been taken from the records of the Fund and has not been audited by our independent accountants who do not ex-press an opinion thereon. The financial statements of the Fund will be subject to audit by our independent accountants as of the close of the calendar year.

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Financial Highlights
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SELECTED DATA AND RATIOS (for a share outstanding throughout each period)

                         Six Months Ended
                                 June 30,              Year Ended December 31,
                         ---------------------------------------------------------
                                     2000     1999    1998    1997    1996    1995
Net asset value,
beginning of period                $11.40   $12.25  $12.08  $11.68  $12.02  $10.74

Income from investment
operations:
 Net investment income               0.40      .72     .72     .73     .74     .78
 Net realized and
  unrealized gain (loss)            (0.01)    (.82)    .23     .40    (.34)   1.34
                             ------------------------------------------------------
 Total from investment
  operations                         0.39     (.10)    .95    1.13     .40    2.12
                             ------------------------------------------------------
Distributions to
shareholders from:
 Net investment income               (.38)    (.71)   (.72)   (.73)   (.74)   (.78)
 Net realized gain                      -     (.04)   (.06)      -       -    (.06)
                             ------------------------------------------------------
 Total distributions                 (.38)    (.75)   (.78)   (.73)   (.74)   (.84)
                             ------------------------------------------------------
Net asset value, end of
period                             $11.41   $11.40  $12.25  $12.08  $11.68  $12.02
                             ======================================================
Total return                        3.46%  (0.81)%   8.08%  10.00%   3.62%  20.21%

Ratios/supplemental data:
 Net assets, end of
  period (millions)                $  924   $  974  $  952  $  705  $  533  $  303
 Ratio of expenses to
  average net assets                0.46%*   0.46%    .47%    .49%    .50%    .54%
 Ratio of net investment
  income to average net
  assets                            6.67%*   6.10%   6.00%   6.32%   6.65%   6.85%
 Portfolio turnover rate              20%      24%     35%     28%     37%     53%

*Annualized

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Officers & Trustees
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Harry R. Hagey, Chairman & Trustee
Chairman & CEO, Dodge & Cox

John A. Gunn, President & Trustee
President, Dodge & Cox

A. Horton Shapiro, Executive Vice President & Trustee
Senior Vice President, Dodge & Cox

Katherine Herrick Drake, Vice President & Trustee
Vice President, Dodge & Cox

Dana M. Emery, Vice President & Trustee
Senior Vice President, Dodge & Cox

Kenneth E. Olivier, Vice President & Trustee
Senior Vice President, Dodge & Cox

L. Dale Crandall, Trustee
President, Kaiser Foundation Health Plan and Hospitals

Max Gutierrez, Jr., Trustee
Partner, Brobeck, Phleger & Harrison, Attorneys

John B. Taylor, Trustee
Professor of Economics, Stanford University

Will C. Wood, Trustee
Principal, Kentwood Associates, Financial Advisers

John M. Loll, Treasurer & Asst. Secretary
Vice President & Treasurer, Dodge & Cox

Thomas M. Mistele, Secretary & Asst. Treasurer
Vice President, Secretary & General Counsel, Dodge & Cox

Lehman Brothers(R) is a trademark of Lehman Brothers, Inc.; Moody's(R) is a trademark of Moody's Investors Services, Inc.; and Standard & Poor's and S&P(R) are trademarks of The McGraw-Hill Companies, Inc.

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